UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
March 31, 2018

Principal
Amount
or Shares		Security		Value
		CORPORATE BONDS-44.2%
		Automotive-1.5%
$ 100	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		$ 97,968
		Chemicals-1.5%
100	M	Dow Chemical Co., 3.5%, 10/1/2024		99,235
		Energy-7.7%
50	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		49,603
100	M	Enterprise Products Operating, 7.55%, 4/15/2038		135,460
100	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		98,351
100	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		107,507
100	M	Valero Energy Corp., 6.625%, 6/15/2037		126,635
				517,556
		Financial Services-6.1%
100	M	American International Group, Inc., 3.75%, 7/10/2025		98,624
100	M	Brookfield Finance, Inc., 4%, 4/1/2024		100,866
100	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026		105,787
100	M	Travelers Cos., Inc., 4.05%, 3/7/2048		101,198
				406,475
		Financials-8.2%
100	M	Citigroup, Inc., 4.3%, 11/20/2026		100,234
50	M	Deutsche Bank AG, 3.7%, 5/30/2024		48,330
50	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023		50,228
100	M	JPMorgan Chase & Co., 6.4%, 5/15/2038		130,495
100	M	Morgan Stanley, 4%, 7/23/2025		101,026
100	M	Wells Fargo & Co., 5.606%, 1/15/2044		114,905
				545,218
		Food/Beverage/Tobacco-1.4%
100	M	Dr. Pepper Snapple Group, Inc., 3.43%, 6/15/2027		95,960
		Forest Products/Containers-.7%
50	M	Packaging Corp. of America, 3.4%, 12/15/2027		47,928
		Information Technology-3.3%
100	M	Corning, Inc., 7.25%, 8/15/2036		122,202
100	M	Microsoft Corp., 3.45%, 8/8/2036		97,731
				219,933
		Real Estate-4.4%
100	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		97,858
50	M	Essex Portfolio, LP, 3.875%, 5/1/2024		50,369
50	M	Vornado Realty, LP, 3.5%, 1/15/2025		48,213
100	M	Welltower, Inc., 4%, 6/1/2025		100,074
				296,514

		Retail-General Merchandise-2.3%
		Amazon.com, Inc.:
50	M	4.8%, 12/5/2034		55,548
100	M	4.05%, 8/22/2047	(a)	100,506
				156,054
		Telecommunications-1.4%
100	M	Verizon Communications, Inc., 4.272%, 1/15/2036		96,019
		Transportation-3.1%
100	M	Cummins, Inc., 4.875%, 10/1/2043		113,221
100	M	Southwest Airlines Co., 3%, 11/15/2026		94,244
				207,465
		Utilities-2.6%
100	M	Commonwealth Edison Co., 5.9%, 3/15/2036		123,297
50	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		50,489
				173,786
Total Value of Corporate Bonds (cost $3,037,261)				2,960,111
		COMMON STOCKS-39.8%
		Consumer Discretionary-3.3%
600		Acushnet Holdings Corp.		13,854
1,100		DSW, Inc. - Class "A"		24,706
550		Ford Motor Co.		6,094
600		L Brands, Inc.		22,926
300		Meredith Corp.		16,140
500		Nordstrom, Inc.		24,205
700		Tapestry, Inc.		36,827
550		Tupperware Brands Corp.		26,609
100		Whirlpool Corp.		15,311
300		Wyndham Worldwide Corp.		34,329
				221,001
		Consumer Staples-5.5%
1,050		Altria Group, Inc.		65,436
800		B&G Foods, Inc.		18,960
600		Coca-Cola Co.		26,058
1,226		Koninklijke Ahold Delhaize NV (ADR)		29,081
500		PepsiCo, Inc.		54,575
750		Philip Morris International, Inc.		74,550
350		Procter & Gamble Co.		27,748
500		Sysco Corp.		29,980
500		Wal-Mart Stores, Inc.		44,485
				370,873
		Energy-2.7%
100		Chevron Corp.		11,404
200		ExxonMobil Corp.		14,922
500		Marathon Petroleum Corp.		36,555
200		Occidental Petroleum Corp.		12,992
600		PBF Energy, Inc. - Class "A"		20,340
200		Phillips 66		19,184
400		Royal Dutch Shell, PLC - Class "A" (ADR)		25,524
200		Schlumberger, Ltd.		12,956
800		Suncor Energy, Inc.		27,632
				181,509

		Financials-5.1%
300		Ameriprise Financial, Inc.		44,382
500		Berkshire Hills Bancorp, Inc.		18,975
200		Chubb, Ltd.		27,354
600		Discover Financial Services		43,158
500		Hamilton Lane, Inc. - Class "A"		18,615
500		JPMorgan Chase & Co.		54,985
600		MetLife, Inc.		27,534
150		PNC Financial Services Group, Inc.		22,686
600		U.S. Bancorp		30,300
1,400		Waddell & Reed Financial, Inc. - Class "A"		28,294
450		Wells Fargo & Co.		23,585
				339,868
		Health Care-5.4%
850		Abbott Laboratories		50,932
800		AbbVie, Inc.		75,720
1,000		GlaxoSmithKline, PLC (ADR)		39,070
500		Johnson & Johnson		64,075
900		Koninklijke Philips NV (ADR)		34,479
650		Merck & Co., Inc.		35,405
1,800		Pfizer, Inc.		63,882
				363,563
		Industrials-4.8%
300		3M Co.		65,856
1,200		General Electric Co.		16,176
300		Honeywell International, Inc.		43,353
800		Johnson Controls International, PLC		28,192
200		Lockheed Martin Corp.		67,586
600		Mobile Mini, Inc.		26,100
1,800		Triton International, Ltd.		55,080
150		United Technologies Corp.		18,873
				321,216
		Information Technology-6.1%
500		Apple, Inc.		83,890
1,450		Cisco Systems, Inc.		62,190
700		Intel Corp.		36,456
900		Maxim Integrated Products, Inc.		54,198
1,050		Microsoft Corp.		95,834
700		QUALCOMM, Inc.		38,787
1,250		Travelport Worldwide, Ltd.		20,425
200		Western Digital Corp.		18,454
				410,234
		Materials-1.1%
700		International Paper Co.		37,401
150		Praxair, Inc.		21,645
300		RPM International, Inc.		14,301
				73,347
		Real Estate-2.6%
600		Americold Realty Trust (REIT)		11,448
1,800		Brixmor Property Group, Inc. (REIT)		27,450
650		Chesapeake Lodging Trust (REIT)		18,077
200		Federal Realty Investment Trust (REIT)		23,222
800		GGP, Inc. (REIT)		16,368
1,042		RLJ Lodging Trust (REIT)		20,256
1,300		Tanger Factory Outlet Centers, Inc. (REIT)		28,600
850		Urstadt Biddle Properties, Inc. - Class "A" (REIT)		16,405
1,400		Whitestone REIT (REIT)		14,546
				176,372
		Telecommunication Services-1.3%
1,150		AT&T, Inc.		40,997
900		Verizon Communications, Inc.		43,038
				84,035
		Utilities-1.9%
400		Black Hills Corp.		21,720
500		Duke Energy Corp.		38,735
500		Exelon Corp.		19,505
900		NiSource, Inc.		21,519
400		WEC Energy Group, Inc.		25,080
				126,559
Total Value of Common Stocks (cost $2,383,136)				2,668,577
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.6%
		Fannie Mae
$ 61	M	3%, 5/1/2029		60,837
190	M	3.5%, 6/1/2046		191,120
90	M	4%, 3/1/2047		92,465
32	M	4.5%, 1/1/2047		33,772
Total Value of Residential Mortgage-Backed Securities (cost $391,820)				378,194
		EXCHANGE TRADED FUNDS-5.6%
3,665		iShares iBoxx USD High Yield Corporate Bond ETF (ETF)		313,871
1,675		SPDR Bloomberg Barclays High Yield Bond ETF (ETF)		60,049
Total Value of Exchange Traded Funds (cost $373,263)				373,920
		PASS-THROUGH CERTIFICATES-1.5%
		Transportation
$ 100	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $100,818)		97,223
Total Value of Investments (cost $6,286,298)		96.7%		6,478,025
Other Assets, Less Liabilities		3.3		219,594
Net Assets		100.0%		$ 6,697,619

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2018, the Fund held one 144A security with a value of $100,506 representing 1.5% of the
Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $6,286,558. Accumulated net unrealized appreciation on investments was $179,967, consisting of $443,062 gross unrealized appreciation and $263,095 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
March 31, 2018

Futures contracts outstanding at March 31, 2018:

					Unrealized
Number of			Notional	Value at	Appreciation
Contracts	Type	Expiration	Amounts	March 31, 2018	(Depreciation)
(1)	5 Year U.S. Treasury Note	June 2018	$(113,836)	$(114,474)	$(638)
(5)	10 Year U.S. Treasury Note	June 2018	(598,906)	(605,766)	(6,860)
(1)	U.S. Treasury Long Bond	June 2018	(142,547)	(146,638)	(4,091)
(Premium received $89)					$(11,589)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$2,960,111	$-	$2,960,111
Common Stocks	2,668,577	-	-	2,668,577
Residential Mortgage-Backed
Securities	-	378,194	-	378,194
Exchange Traded Funds	373,920	-	-	373,920
Pass-Through Certificates	-	97,223	-	97,223
Total Investments in Securities*	$3,042,497	$3,435,528	$-	$6,478,025

Liabilities
Futures Contracts	$(11,500)	$-	$-	$(11,500)

*The Portfolio of Investments provide information on the industry categorization for corporate bonds, commom stocks and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2018

Shares		Security		Value
		COMMON STOCKS-100.0%
		Consumer Discretionary-13.6%
4,000		CBS Corp. - Class "B"		205,560
25,300		Ford Motor Co.		280,324
1,600		Home Depot, Inc.		285,184
5,500		Time Warner, Inc.		520,190
2,500		Whirlpool Corp.		382,775
				1,674,033
		Consumer Staples-4.8%
1,600		Costco Wholesale Corp.		301,488
3,200		CVS Health Corp.		199,072
1,000		Wal-Mart Stores, Inc.		88,970
				589,530
		Energy-5.1%
3,100		Chevron Corp.		353,524
5,800		Halliburton Co.		272,252
				625,776
		Financials-19.6%
4,000		American Express Co.		373,120
19,100		Bank of America Corp.		572,809
800		BlackRock, Inc.		433,376
4,900		JPMorgan Chase & Co.		538,853
9,100		Morgan Stanley		491,036
				2,409,194
		Health Care-13.1%
1,600		Allergan, PLC		269,264
2,800	*	Celgene Corp.		249,788
6,400		Medtronic, PLC		513,408
3,600		Merck & Co., Inc.		196,092
10,700		Pfizer, Inc.		379,743
				1,608,295
		Industrials-14.7%
5,200		Delta Air Lines, Inc.		285,012
3,200		Honeywell International, Inc.		462,432
900		Lockheed Martin Corp.		304,137
2,000		Parker Hannifin Corp.		342,060
3,100		Union Pacific Corp.		416,733
				1,810,374
		Information Technology-20.8%

3,300		Apple, Inc.		553,674
1,400		Broadcom, Ltd.		329,910
10,100		Cisco Systems, Inc.		433,189
8,100		Intel Corp.		421,848
1,700		International Business Machines Corp.		260,831
1,800		Mastercard, Inc.		315,288
5,400		Oracle Corp.		247,050
				2,561,790
		Materials-5.8%
6,900		DowDuPont, Inc.		439,599
4,500		Nucor Corp.		274,905
				714,504
		Telecommunication Services-1.5%
5,300		AT&T, Inc.		188,945
		Utilities-1.0%
800		NextEra Energy, Inc.		130,664
Total Value of Common Stocks (cost $11,154,720)			100.0%	12,313,105
Excess of Liabilities Over Other Assets			-	(4,142)
Net Assets			100.0%	$ 12,308,963

*	Non-income producing

At March 31, 2018, the cost of investments for federal income tax purposes was $10,879,729. Accumulated net unrealized appreciation on investments was $1,259,117, consisting of $1,584,845 gross unrealized appreciation and
$325,728 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2018
	Expiration	Exercise
CALL OPTIONS WRITTEN-1.4%	Date	Price	Contracts	Value
Allergan, PLC	6/15/18	$190.00	(16)	($3,552)
American Express Co.	7/20/18	105.00	(37)	(4,329)
American Express Co.	7/20/18	100.00	(3)	(765)
Apple, Inc.	7/20/18	175.00	(33)	(23,760)
AT&T, Inc.	6/15/18	42.00	(48)	(240)
AT&T, Inc.	7/20/18	38.00	(5)	(305)
Bank of America Corp.	4/20/18	33.00	(178)	(1,246)
Bank of America Corp.	5/18/18	32.00	(13)	(611)
BlackRock, Inc.	4/20/18	600.00	(7)	(770)
BlackRock, Inc.	10/19/18	590.00	(1)	(2,175)
Broadcom, Ltd.	4/20/18	262.50	(14)	(784)
CBS Corp.	5/18/18	55.00	(40)	(4,240)
Celgene Corp.	6/15/18	105.00	(26)	(2,964)
Celgene Corp.	6/15/18	95.00	(2)	(680)
Chevron Corp.	5/18/18	120.00	(31)	(4,340)
Cisco Systems, Inc.	6/15/18	47.00	(101)	(4,949)
Costco Wholesale Corp.	6/15/18	195.00	(16)	(6,608)
CVS Health Corp.	8/17/18	77.50	(2)	(92)
CVS Health Corp.	8/17/18	75.00	(30)	(1,920)
Delta Air Lines, Inc.	4/13/18	58.00	(52)	(2,288)
DowDuPont, Inc.	6/15/18	77.50	(64)	(1,024)
DowDuPont, Inc.	9/21/18	70.00	(5)	(935)
Ford Motor Co.	9/21/18	11.87	(253)	(9,361)
Halliburton Co.	5/18/18	50.00	(25)	(2,575)
Halliburton Co.	6/15/18	55.00	(33)	(1,320)
Home Depot, Inc.	8/17/18	210.00	(14)	(1,666)
Home Depot, Inc.	9/21/18	195.00	(2)	(910)
Honeywell International, Inc.	6/15/18	165.00	(30)	(900)
Honeywell International, Inc.	6/15/18	155.00	(2)	(278)
Intel Corp.	4/20/18	55.00	(76)	(3,420)
Intel Corp.	6/15/18	52.50	(5)	(1,365)
International Business Machines Corp.	9/21/18	170.00	(17)	(5,015)
JPMorgan Chase & Co.	9/21/18	120.00	(49)	(14,700)
Lockheed Martin Corp.	6/15/18	390.00	(7)	(525)
Lockheed Martin Corp.	6/15/18	360.00	(2)	(958)
Mastercard, Inc.	5/18/18	185.00	(18)	(5,490)
Medtronic, PLC	4/20/18	85.00	(60)	(1,080)
Medtronic, PLC	6/15/18	82.50	(4)	(916)
Merck & Co., Inc.	9/21/18	60.00	(36)	(4,284)
Morgan Stanley	4/20/18	60.00	(85)	(1,020)
Morgan Stanley	4/20/18	57.00	(6)	(300)
NextEra Energy, Inc.	5/18/18	165.00	(8)	(3,200)

Nucor Corp.	4/20/18	72.50	(42)	(210)
Nucor Corp.	5/18/18	67.50	(3)	(195)
Oracle Corp.	6/15/18	52.50	(54)	(864)
Parker Hannifin Corp.	5/18/18	210.00	(12)	(204)
Parker Hannifin Corp.	8/17/18	200.00	(8)	(1,740)
Pfizer, Inc.	5/18/18	37.00	(107)	(4,280)
Time Warner, Inc.	7/20/18	100.00	(55)	(13,228)
Union Pacific Corp.	8/17/18	140.00	(31)	(18,848)
Wal-Mart, Inc.	9/21/18	95.00	(10)	(3,030)
Whirlpool Corp.	5/18/18	170.00	(25)	(3,800)
Total Value of Call Options Written (premium received $276,572)				($174,259)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,313,105	$-	$-	$12,313,105

Liabilities
Call Options Written	$(174,259)	$-	$-	$(174,259)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2018

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.9%
			Consumer Discretionary-6.8%
17,000			Acushnet Holdings Corp.	$ 392,530
11,300			American Eagle Outfitters, Inc.	225,209
4,800			Aptiv, PLC	407,856
6,987			CBS Corp. - Class "B"	359,062
30,400			Comcast Corp. - Special Shares "A"	1,038,768
21,345			Dana Holding Corp.	549,847
42,850			Ford Motor Co.	474,778
6,050			Home Depot, Inc.	1,078,352
5,900			McDonald's Corp.	922,642
2,600			Oxford Industries, Inc.	193,856
16,700			Tapestry, Inc.	878,587
7,316			Time Warner, Inc.	691,947
4,300			Walt Disney Co.	431,892
7,700			Wyndham Worldwide Corp.	881,111
				8,526,437
			Consumer Staples-8.6%
20,500			Altria Group, Inc.	1,277,560
18,100			Coca-Cola Co.	786,083
7,650			Dr. Pepper Snapple Group, Inc.	905,607
1,200			J.M. Smucker Co.	148,812
7,300			Kimberly-Clark Corp.	803,949
21,482			Koninklijke Ahold Delhaize NV (ADR)	509,553
3,666			Kraft Heinz Co.	228,355
12,300			PepsiCo, Inc.	1,342,545
16,500			Philip Morris International, Inc.	1,640,100
12,800			Pinnacle Foods, Inc.	692,480
14,200			Procter & Gamble Co.	1,125,776
14,600			Wal-Mart Stores, Inc.	1,298,962
				10,759,782
			Energy-8.1%
11,400			Anadarko Petroleum Corp.	688,674
18,400			Chevron Corp.	2,098,336
14,250			ConocoPhillips	844,882
16,500			Devon Energy Corp.	524,535
11,800			ExxonMobil Corp.	880,398
12,900			Marathon Petroleum Corp.	943,119
18,100			Occidental Petroleum Corp.	1,175,776
13,900			PBF Energy, Inc. - Class "A"	471,210
16,050			Royal Dutch Shell, PLC - Class "A" (ADR)	1,024,151
10,900			Schlumberger, Ltd.	706,102
20,800			Suncor Energy, Inc.	718,432
				10,075,615
			Financials-18.2%
29,700		*	AllianceBernstein Holding, LP (MLP)	797,445
6,650			American Express Co.	620,312
4,050			Ameriprise Financial, Inc.	599,157
12,600			Bank of New York Mellon Corp.	649,278
20,350			Berkshire Hills Bancorp, Inc.	772,283
11,867			Chubb, Ltd.	1,623,050
14,100			Citizens Financial Group, Inc.	591,918
11,600			Comerica, Inc.	1,112,788
12,850			Discover Financial Services	924,300
22,270			Financial Select Sector SPDR Fund (ETF)	613,984
8,100			IBERIABANK Corp.	631,800
16,800			Invesco, Ltd.	537,768
21,700			iShares S&P U.S. Preferred Stock Index Fund (ETF)	815,052
24,900			JPMorgan Chase & Co.	2,738,253
19,200			MetLife, Inc.	881,088
31,000			Old National Bancorp of Indiana	523,900
9,400			PNC Financial Services Group, Inc.	1,421,656
12,300			Prosperity Bancshares, Inc.	893,349
11,500			SPDR S&P Regional Banking (ETF)	694,485
29,900			Sterling Bancorp	674,245
5,400			Travelers Cos., Inc.	749,844
21,300			U.S. Bancorp	1,075,650
20,300			Waddell & Reed Financial, Inc. - Class "A"	410,263
44,950			Wells Fargo & Co.	2,355,830
				22,707,698
			Health Care-13.8%
22,800			Abbott Laboratories	1,366,176
14,800			AbbVie, Inc.	1,400,820
4,400			Aetna, Inc.	743,600
5,592			Baxter International, Inc.	363,704
12,000			CVS Health Corp.	746,520
10,500			Gilead Sciences, Inc.	791,595
10,050			GlaxoSmithKline, PLC (ADR)	392,653
19,050			Johnson & Johnson	2,441,258
16,300			Koninklijke Philips NV (ADR)	624,453
12,412			Medtronic, PLC	995,691
35,420			Merck & Co., Inc.	1,929,327
75,385			Pfizer, Inc.	2,675,414
17,300			Phibro Animal Health Corp. - Class "A"	686,810
3,850			Thermo Fisher Scientific, Inc.	794,871
4,100			UnitedHealth Group, Inc.	877,400
4,790			Zoetis, Inc.	400,013
				17,230,305
			Industrials-9.5%
4,800			3M Co.	1,053,696
5,600			A.O. Smith Corp.	356,104
13,600			Eaton Corp., PLC	1,086,776
3,400			General Dynamics Corp.	751,060
10,700			Honeywell International, Inc.	1,546,257
6,600			Industrial Select Sector SPDR Fund (ETF)	490,314
10,000			Ingersoll-Rand, PLC	855,100
6,150			ITT, Inc.	301,227
25,134			Johnson Controls International, PLC	885,722
3,680			Lockheed Martin Corp.	1,243,582
26,600			Schneider National, Inc. - Class "B"	693,196
23,600			Triton International, Ltd.	722,160
8,500			United Parcel Service, Inc. - Class "B"	889,610
8,200			United Technologies Corp.	1,031,724
				11,906,528
			Information Technology-13.6%
8,990			Apple, Inc.	1,508,342
8,700			Applied Materials, Inc.	483,807
3,650			Automatic Data Processing, Inc.	414,202
3,500			Broadcom, Ltd.	824,775
67,200			Cisco Systems, Inc.	2,882,208
9,800			Cypress Semiconductor Corp.	166,208
14,600			HP Enterprise Co.	256,084
27,300			HP, Inc.	598,416
33,300			Intel Corp.	1,734,264
2,650			Lam Research Corp.	538,374
8,500			Microchip Technology, Inc.	776,560
32,650			Microsoft Corp.	2,979,966
18,700			QUALCOMM, Inc.	1,036,167
14,200			Silicon Motion Technology Corp. (ADR)	683,304
11,500			Symantec Corp.	297,275
7,500			TE Connectivity, Ltd.	749,250
6,100			Technology Select Sector SPDR Fund (ETF)	399,062
6,900			Western Digital Corp.	636,663
				16,964,927
			Materials-5.3%
22,632			DowDuPont, Inc.	1,441,858
4,700			Eastman Chemical Co.	496,226
9,400			FMC Corp.	719,758
7,100			Greif, Inc.	370,975
15,700			International Paper Co.	838,851
6,800			LyondellBasell Industries NV - Class "A"	718,624
5,400			Praxair, Inc.	779,220
10,400			Sealed Air Corp.	445,016
12,290			WestRock Co.	788,649
				6,599,177
			Real Estate-3.1%
13,800			Americold Realty Trust (REIT)	263,304
17,100			Brixmor Property Group, Inc. (REIT)	260,775
17,200			Chesapeake Lodging Trust (REIT)	478,332
13,500			Douglas Emmett, Inc. (REIT)	496,260
4,300			Federal Realty Investment Trust (REIT)	499,273
33,500			GGP, Inc. (REIT)	685,410
20,300			Sunstone Hotel Investors, Inc. (REIT)	308,966
14,700			Tanger Factory Outlet Centers, Inc. (REIT)	323,400
29,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	573,210
				3,888,930
			Telecommunication Services-2.9%
47,260			AT&T, Inc.	1,684,819
41,100			Verizon Communications, Inc.	1,965,402
				3,650,221
			Utilities-4.0%
7,350			American Electric Power Co., Inc.	504,136
19,700			CenterPoint Energy, Inc.	539,780
9,650			Dominion Energy, Inc.	650,699
6,900			Duke Energy Corp.	534,543
25,000			Exelon Corp.	975,250
3,400			NextEra Energy, Inc.	555,322
12,600			PPL Corp.	356,454
12,800			Vectren Corp.	818,176
				4,934,360
Total Value of Common Stocks (cost $78,676,737)				117,243,980
			PREFERRED STOCKS-1.2%
			Financials-.6%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049	204,750
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020	554,804
				759,554
			Real Estate-.6%
11,400			Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	284,772
			Urstadt Biddle Properties, Inc. (REIT):
11,000			Series G. 6.75%, 2049	281,270
8,300			Series H, 6.25%, 2022	205,840
				771,882
Total Value of Preferred Stocks (cost $1,495,099)				1,531,436
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.2%
			Federal Home Loan Bank:
$1,000	M		1.54%, 4/11/2018	999,587
3,000	M		1.68%, 4/19/2018	2,997,663
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,996,685)				3,997,250
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
1,000	M		U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $998,848)	998,940
Total Value of Investments (cost $85,167,369)			99.1%	123,771,606
Other Assets, Less Liabilities			.9	1,138,867
Net Assets			100.0%	$124,910,473

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $85,239,998. Accumulated net unrealized appreciation on investments was $38,531,608, consisting of $40,034,225 gross unrealized appreciation and $1,502,617 gross unrealized
depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,243,980	$-	$-	$117,243,980
Preferred Stocks	1,531,436	-	-	1,531,436
Short-Term U.S. Government
Agency Obligations	-	3,997,250	-	3,997,250
Short-Term U.S. Government
Obligations	-	998,940	-	998,940
Total Investments in Securities*	$118,775,416	$4,996,190	$-	$123,771,606

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2018

Principal
Amount		Security			Value
		CORPORATE BONDS-89.8%
		Aerospace/Defense-2.5%
		Bombardier, Inc.:
$375	M	8.75%, 12/1/2021	(a)		$ 412,969
275	M	7.5%, 12/1/2024	(a)		285,312
150	M	7.5%, 3/15/2025	(a)		154,688
500	M	KLX, Inc., 5.875%, 12/1/2022	(a)		517,025
		Meccanica Holdings USA, Inc.:
275	M	7.375%, 7/15/2039	(a)		336,875
100	M	6.25%, 1/15/2040	(a)		111,000
		TransDigm, Inc.:
250	M	5.5%, 10/15/2020			251,875
525	M	6.375%, 6/15/2026			530,250
					2,599,994
		Automotive-3.2%
425	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)		403,750
200	M	Allison Transmission, Inc., 5%, 10/1/2024	(a)		198,750
225	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			225,281
250	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			255,625
225	M	Avis Budget Group, Inc., 6.375%, 4/1/2024	(a)		228,375
175	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		175,000
150	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)		156,375
		Dana Holding Corp.:
200	M	6%, 9/15/2023			207,700
250	M	5.5%, 12/15/2024			255,000
450	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023			462,375
200	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023	(a)		201,000
250	M	Hertz Corp., 7.625%, 6/1/2022	(a)		254,375
75	M	LKQ Corp., 4.75%, 5/15/2023			75,000
250	M	Meritor, Inc., 6.25%, 2/15/2024			260,937
					3,359,543
		Building Materials-1.1%
500	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		508,750
500	M	Griffon Corp., 5.25%, 3/1/2022			503,900
175	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026	(a)		175,656
					1,188,306
		Chemicals-2.5%
175	M	A. Schulman, Inc., 6.875%, 6/1/2023			185,500
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			324,500
275	M	CF Industries, Inc., 4.95%, 6/1/2043			240,969
225	M	Chemours Co., 6.625%, 5/15/2023			237,094
275	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		293,824
225	M	PQ Corp., 6.75%, 11/15/2022	(a)		237,375
650	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		689,000
350	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		344,750
75	M	W.R. Grace & Co., 5.625%, 10/1/2024	(a)		77,531
					2,630,543
		Consumer Non-Durables-1.4%
250	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)		250,000
550	M	Kronos Acquisition, Inc., 9%, 8/15/2023	(a)		523,875
		Reynolds Group Holdings, Inc.:
267	M	5.75%, 10/15/2020			270,169
125	M	5.125%, 7/15/2023	(a)		126,369
250	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		259,375
					1,429,788
		Energy-12.2%
		Andeavor Logistics, LP:
100	M	5.2%, 12/1/2047			98,826
250	M	6.875%, 12/29/2049			251,625
		Antero Resources Corp.:
125	M	5.375%, 11/1/2021			127,656
50	M	5.125%, 12/1/2022			50,625
250	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		235,000
225	M	Berry Petroleum Co., 7%, 2/15/2026	(a)		227,317
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		204,500
125	M	Callon Petroleum Co., 6.125%, 10/1/2024			128,475
		Carrizo Oil & Gas, Inc.:
50	M	6.25%, 4/15/2023			50,250
75	M	8.25%, 7/15/2025			78,937
325	M	Chesapeake Energy Corp., 8%, 1/15/2025	(a)		315,250
150	M	CONSOL Energy, Inc., 5.875%, 4/15/2022			151,313
		Consolidated Energy Finance SA:
200	M	6.75%, 10/15/2019	(a)		202,500
225	M	6.875%, 6/15/2025	(a)		236,250
		Continental Resources, Inc.:
200	M	4.5%, 4/15/2023			202,750
275	M	3.8%, 6/1/2024			265,719
300	M	4.375%, 1/15/2028	(a)		292,875
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023			253,125
200	M	5.75%, 4/1/2025			199,000
300	M	CSI Compressco, LP, 7.5%, 4/1/2025	(a)		303,750
		DCP Midstream Operating, LP:
325	M	5.35%, 3/15/2020	(a)		335,563
225	M	7.375%, 12/29/2049	+		224,577
275	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	(a)		279,125
		Diamondback Energy, Inc.:
75	M	4.75%, 11/1/2024			74,437
100	M	5.375%, 5/31/2025	(a)		101,675
		Endeavor Energy Resources, LP:
275	M	5.5%, 1/30/2026	(a)		274,312
225	M	5.75%, 1/30/2028	(a)		225,000
400	M	Exterran Partners, LP, 6%, 10/1/2022			399,000
150	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			149,250
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022			206,250
100	M	5.625%, 6/15/2024			94,750
300	M	Global Partners, LP, 6.25%, 7/15/2022			300,000
175	M	Gulfport Energy Corp., 6.375%, 5/15/2025			168,219
200	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			199,500
275	M	Matador Resources Co., 6.875%, 4/15/2023			286,688
		Murphy Oil Corp.:
200	M	4.7%, 12/1/2022			194,000
175	M	5.75%, 8/15/2025			172,812
100	M	5.875%, 12/1/2042			92,000
275	M	Nabors Industries, Inc., 5.75%, 2/1/2025	(a)		259,875
250	M	Newfield Exploration Co., 5.375%, 1/1/2026			259,375
250	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027	(a)		247,188
250	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023			254,063
250	M	Parkland Fuel Corp., 6%, 4/1/2026	(a)		251,875
		Parsley Energy, LLC:
50	M	6.25%, 6/1/2024	(a)		51,937
275	M	5.25%, 8/15/2025	(a)		273,969
50	M	5.625%, 10/15/2027	(a)		50,125
		PDC Energy, Inc.:
175	M	6.125%, 9/15/2024			179,375
100	M	5.75%, 5/15/2026	(a)		98,375
		Precision Drilling Corp.:
152	M	6.5%, 12/15/2021			153,900
150	M	7.125%, 1/15/2026	(a)		148,875
200	M	QEP Resources, Inc., 6.875%, 3/1/2021			213,000
50	M	Range Resources Corp., 4.875%, 5/15/2025			46,625
100	M	RSP Permian, Inc., 5.25%, 1/15/2025			103,875
100	M	SESI, LLC, 7.75%, 9/15/2024	(a)		103,750
150	M	SM Energy Co., 5%, 1/15/2024			139,875
		Southwestern Energy Co.:
150	M	7.5%, 4/1/2026			152,250
175	M	7.75%, 10/1/2027			178,937
100	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			95,250
175	M	Sunoco, LP, 5.875%, 3/15/2028	(a)		169,531
		Targa Resources Partners, LP:
100	M	5.25%, 5/1/2023			101,000
425	M	4.25%, 11/15/2023			409,594
50	M	TransMontaigne Partners, LP, 6.125%, 2/15/2026			50,375
75	M	Unit Corp., 6.625%, 5/15/2021			75,375
		Weatherford Bermuda, PLC:
100	M	4.5%, 4/15/2022			82,250
100	M	6.5%, 8/1/2036			71,500
350	M	Whiting Petroleum Corp., 6.25%, 4/1/2023			355,250
475	M	WPX Energy, Inc., 6%, 1/15/2022			490,438
					12,720,708
		Financials-6.9%
350	M	Ally Financial, Inc., 8%, 11/1/2031			428,750
250	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025	(a)		231,875
275	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		157,437
175	M	AssuredPartners, Inc., 7%, 8/15/2025	(a)		173,250
225	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)		244,148
375	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)		373,481
550	M	DAE Funding, LLC, 5%, 8/1/2024	(a)		521,813
		Icahn Enterprises, LP:
300	M	6.25%, 2/1/2022			306,000
275	M	6.75%, 2/1/2024			280,844
150	M	6.375%, 12/15/2025			151,125
		Intesa Sanpaolo SpA:
500	M	5.017%, 6/26/2024	(a)		493,826
250	M	5.71%, 1/15/2026	(a)		251,282
		Ladder Capital Finance Holdings, LLLP:
50	M	5.875%, 8/1/2021	(a)		51,061
200	M	5.25%, 3/15/2022	(a)		200,500
400	M	5.25%, 10/1/2025	(a)		380,000
375	M	LPL Holdings, Inc., 5.75%, 9/15/2025	(a)		371,138
400	M	Navient Corp., 5.875%, 3/25/2021			410,500
450	M	Royal Bank of Scotland Group, PLC, 8.625%, 8/15/2021			489,937
225	M	Societe Generale SA, 7.375%, 9/13/2071	(a)		239,906
		Springleaf Finance Corp.:
175	M	7.75%, 10/1/2021			190,094
250	M	5.625%, 3/15/2023			245,938
250	M	6.875%, 3/15/2025			251,563
725	M	UniCredit SpA, 5.861%, 6/19/2032	(a)		737,840
					7,182,308
		Food/Beverage/Tobacco-1.9%
325	M	Barry Callebault Services SA, 5.5%, 6/15/2023	(a)		348,075
300	M	JBS USA LUX SA, 6.75%, 2/15/2028	(a)		288,375
100	M	Lamb Weston Holdings, Inc., 4.875%, 11/1/2026	(a)		99,375
		Pilgrim's Pride Corp.:
25	M	5.75%, 3/15/2025	(a)		24,340
300	M	5.875%, 9/30/2027	(a)		283,440
		Post Holdings, Inc.:
250	M	5.5%, 3/1/2025	(a)		246,875
400	M	5.75%, 3/1/2027	(a)		399,000
175	M	Simmons Foods, Inc., 5.75%, 11/1/2024	(a)		159,031
125	M	Vector Group, Ltd., 6.125%, 2/1/2025	(a)		125,312
					1,973,823
		Forest Products/Containers-2.2%
675	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(a)		720,563
		BWAY Holding Co.:
250	M	5.5%, 4/15/2024	(a)		252,187
400	M	7.25%, 4/15/2025	(a)		409,000
275	M	Crown Americas, LLC, 4.25%, 9/30/2026			255,062
		Mercer International, Inc.:
50	M	7.75%, 12/1/2022			53,187
175	M	6.5%, 2/1/2024			183,750
75	M	5.5%, 1/15/2026	(a)		74,625
325	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)		362,375
					2,310,749
		Gaming/Leisure-2.9%
300	M	Boyd Gaming Corp., 6.875%, 5/15/2023			317,625
475	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)		456,561
		Golden Nugget, Inc.:
225	M	8.75%, 10/1/2025	(a)		234,000
275	M	6.75%, 10/15/2024	(a)		277,060
550	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)		540,430
50	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)		52,125
250	M	National CineMedia, LLC, 6%, 4/15/2022			253,750
175	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)		185,938
		Viking Cruises, Ltd.:
475	M	6.25%, 5/15/2025	(a)		477,375
225	M	5.875%, 9/15/2027	(a)		213,750
					3,008,614
		Health Care-7.3%
375	M	Centene Corp., 6.125%, 2/15/2024			391,200
		CHS/Community Health Systems, Inc.:
175	M	7.125%, 7/15/2020			143,500
100	M	5.125%, 8/1/2021			93,500
375	M	6.25%, 3/31/2023			347,344
825	M	DaVita, Inc., 5.125%, 7/15/2024			806,953
		Endo Finance, LLC:
175	M	7.25%, 1/15/2022	(a)		152,687
225	M	6%, 7/15/2023	(a)		171,000
		HCA, Inc.:
475	M	6.5%, 2/15/2020			499,344
250	M	6.25%, 2/15/2021			263,125
475	M	5.875%, 5/1/2023			492,813
350	M	5.875%, 2/15/2026			357,000
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			178,062
200	M	5.75%, 11/1/2024			204,250
50	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024	(a)		53,375
		LifePoint Health, Inc.:
400	M	5.875%, 12/1/2023			405,380
275	M	5.375%, 5/1/2024			269,844
		Mallinckrodt Finance SB:
275	M	5.75%, 8/1/2022	(a)		236,500
225	M	5.5%, 4/15/2025	(a)		175,781
		Molina Healthcare, Inc.:
400	M	5.375%, 11/15/2022			397,000
250	M	4.875%, 6/15/2025	(a)		234,375
125	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)		129,375
250	M	Polaris Intermediate Corp., 8.5%, 12/1/2022	(a)		255,627
141	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023	(a)		147,345
189	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			191,363
		Valeant Pharmaceuticals International, Inc.:
50	M	6.5%, 3/15/2022	(a)		51,813
300	M	7.25%, 7/15/2022	(a)		301,125
100	M	7%, 3/15/2024	(a)		104,625
325	M	6.125%, 4/15/2025	(a)		281,694
275	M	9%, 12/15/2025	(a)		274,312
					7,610,312
		Home Building-.3%
250	M	William Lyon Homes, Inc., 6%, 9/1/2023	(a)		250,313
		Information Technology-3.9%
550	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		552,750
250	M	CDW, LLC, 5%, 9/1/2025			250,000
250	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)		261,375
		Diamond 1 Finance Corp.:
250	M	5.875%, 6/15/2021	(a)		257,500
150	M	6.02%, 6/15/2026	(a)		161,795
350	M	Equinix, Inc., 5.875%, 1/15/2026			365,750
125	M	Match Group, Inc., 6.375%, 6/1/2024			133,437
50	M	MSCI, Inc., 5.75%, 8/15/2025	(a)		52,485
		NCR Corp.:
100	M	4.625%, 2/15/2021			99,750
75	M	5.875%, 12/15/2021			76,594
275	M	NXP BV, 3.875%, 9/1/2022	(a)		273,625
175	M	Open Text Corp., 5.625%, 1/15/2023	(a)		182,219
550	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		544,500
250	M	Radiate Holdco, LLC, 6.625%, 2/15/2025	(a)		230,625
575	M	Solera, LLC, 10.5%, 3/1/2024	(a)		642,563
					4,084,968
		Manufacturing-2.2%
125	M	American Woodmark Corp., 4.875%, 3/15/2026	(a)		122,344
375	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		392,813
100	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)		102,750
100	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025	(a)		104,500
150	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		166,500
425	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		447,313
300	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025			303,375
200	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027			208,000
475	M	Wabash National Corp., 5.5%, 10/1/2025	(a)		464,313
					2,311,908
		Media-Broadcasting-1.8%
		Belo Corp.:
100	M	7.75%, 6/1/2027			111,000
25	M	7.25%, 9/15/2027			27,031
325	M	LIN Television Corp., 5.875%, 11/15/2022			335,969
		Nexstar Broadcasting, Inc.:
225	M	6.125%, 2/15/2022	(a)		232,245
300	M	5.625%, 8/1/2024	(a)		294,660
		Sinclair Television Group, Inc.:
150	M	5.375%, 4/1/2021			151,687
50	M	5.625%, 8/1/2024	(a)		49,750
100	M	5.875%, 3/15/2026	(a)		99,375
75	M	5.125%, 2/15/2027	(a)		69,937
475	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)		489,545
					1,861,199
		Media-Cable TV-9.5%
		Altice Financing SA:
525	M	6.625%, 2/15/2023	(a)		521,063
200	M	7.5%, 5/15/2026	(a)		196,500
200	M	Altice Finco SA, 7.625%, 2/15/2025	(a)		198,000
		Altice U.S. Finance I Corp.:
275	M	5.375%, 7/15/2023	(a)		279,263
200	M	5.5%, 5/15/2026	(a)		195,980
100	M	AMC Networks, Inc., 4.75%, 8/1/2025			96,613
175	M	Block Communications, Inc., 6.875%, 2/15/2025	(a)		176,851
		CCO Holdings, LLC:
275	M	5.125%, 2/15/2023			277,475
150	M	5.75%, 9/1/2023			152,625
500	M	5.875%, 4/1/2024	(a)		510,000
200	M	5.125%, 5/1/2027	(a)		190,380
275	M	5.875%, 5/1/2027	(a)		275,687
150	M	5%, 2/1/2028	(a)		141,375
225	M	Cequel Communications Holdings I, LLC, 7.75%, 7/15/2025	(a)		239,063
		Clear Channel Worldwide Holdings, Inc.:
650	M	Series "A", 6.5%, 11/15/2022			663,000
550	M	Series "B", 6.5%, 11/15/2022			564,135
		CSC Holdings, LLC:
1,050	M	10.125%, 1/15/2023	(a)		1,168,125
200	M	6.625%, 10/15/2025	(a)		207,000
200	M	10.875%, 10/15/2025	(a)		235,498
		DISH DBS Corp.:
400	M	7.875%, 9/1/2019			419,000
225	M	5%, 3/15/2023			203,063
250	M	5.875%, 11/15/2024			223,750
		Gray Television, Inc.:
50	M	5.125%, 10/15/2024	(a)		48,500
300	M	5.875%, 7/15/2026	(a)		292,500
		Mediacom Broadband, LLC:
225	M	5.5%, 4/15/2021			226,687
300	M	6.375%, 4/1/2023			309,564
575	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		607,344
		Netflix, Inc.:
100	M	4.375%, 11/15/2026			95,000
100	M	4.875%, 4/15/2028	(a)		96,285
600	M	Numericable Group SA, 6.25%, 5/15/2024	(a)		567,750
425	M	Virgin Media Finance, PLC, 6.375%, 4/15/2023	(a)		433,500
					9,811,576
		Media-Diversified-1.3%
100	M	E.W. Scripps Co., 5.125%, 5/15/2025	(a)		93,250
225	M	Gannett Co., Inc., 5.125%, 7/15/2020			228,283
75	M	LSC Communications, Inc., 8.75%, 10/15/2023	(a)		77,460
225	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			228,938
675	M	Tribune Media Co., 5.875%, 7/15/2022			687,656
					1,315,587
		Metals/Mining-7.7%
250	M	AK Steel Corp., 7%, 3/15/2027			245,625
		Aleris International, Inc.:
260	M	7.875%, 11/1/2020			257,400
75	M	9.5%, 4/1/2021	(a)		78,281
100	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023			109,125
175	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025	(a)		184,406
175	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)		182,000
250	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024	(a)		243,125
125	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	(a)		119,844
		Commercial Metals Co.:
250	M	4.875%, 5/15/2023			249,958
175	M	5.375%, 7/15/2027			172,813
300	M	CONSOL Mining Corp., 11%, 11/15/2025	(a)		321,090
250	M	Constellium NV, 5.75%, 5/15/2024	(a)		246,250
		First Quantum Minerals, Ltd.:
400	M	7.25%, 5/15/2022	(a)		402,000
350	M	6.5%, 3/1/2024	(a)		332,937
200	M	Freeport-McMoRan, Inc., 5.45%, 3/15/2043			184,940
		HudBay Minerals, Inc.:
175	M	7.25%, 1/15/2023	(a)		182,438
75	M	7.625%, 1/15/2025	(a)		79,594
450	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		497,250
250	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022	(a)		250,625
475	M	Natural Resource Partners, LP, 10.5%, 3/15/2022			509,437
		Novelis, Inc.:
575	M	6.25%, 8/15/2024	(a)		590,813
425	M	5.875%, 9/30/2026	(a)		417,563
125	M	Peabody Energy Corp., 6.375%, 3/31/2025	(a)		130,156
750	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		776,250
		Teck Resources, Ltd.:
125	M	8.5%, 6/1/2024	(a)		139,212
300	M	6%, 8/15/2040			310,500
600	M	TMS International Corp., 7.25%, 8/15/2025	(a)		627,000
200	M	United States Steel Corp., 6.25%, 3/15/2026			200,000
					8,040,632
		Real Estate-2.2%
150	M	Communications Sales & Leasing, Inc., 7.125%, 12/15/2024	(a)		136,500
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023			99,250
225	M	6%, 4/15/2026			221,063
150	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		150,000
		Iron Mountain, Inc.:
275	M	5.75%, 8/15/2024			267,781
250	M	5.25%, 3/15/2028	(a)		236,562
		Lennar Corp.:
175	M	4.875%, 12/15/2023			176,330
125	M	4.75%, 5/30/2025			123,594
80	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024			84,402
150	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)		150,982
225	M	Sabra Health Care, LP, 5.125%, 8/15/2026			217,271
379	M	VICI Properties 1, LLC, 8%, 10/15/2023			421,415
					2,285,150
		Retail-General Merchandise-1.4%
		1011778 B.C., ULC:
75	M	4.625%, 1/15/2022	(a)		75,375
250	M	5%, 10/15/2025	(a)		239,300
		AmeriGas Partners, LP:
125	M	5.625%, 5/20/2024			124,844
250	M	5.5%, 5/20/2025			242,500
225	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			212,063
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		149,438
425	M	L Brands, Inc., 6.75%, 7/1/2036			410,125
					1,453,645
		Services-2.2%
275	M	ADT Corp., 3.5%, 7/15/2022			256,781
225	M	AECOM, 5.875%, 10/15/2024			236,531
225	M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024	(a)		241,803
400	M	Cimpress NV, 7%, 4/1/2022	(a)		419,000
250	M	First Data Corp., 5.375%, 8/15/2023	(a)		255,000
325	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)		341,250
50	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)		49,875
175	M	Monitronics International, Inc., 9.125%, 4/1/2020			135,047
		United Rentals, Inc.:
150	M	4.625%, 10/15/2025			146,250
175	M	5.5%, 5/15/2027			176,750
					2,258,287
		Telecommunications-3.3%
325	M	CenturyLink, Inc., 5.8%, 3/15/2022			318,906
100	M	Cincinnati Bell, Inc., 7%, 7/15/2024	(a)		90,000
		Frontier Communications Corp.:
125	M	10.5%, 9/15/2022			105,166
350	M	11%, 9/15/2025			264,031
75	M	8.5%, 4/1/2026	(a)		72,750
		GCI, Inc.:
300	M	6.75%, 6/1/2021			304,125
500	M	6.875%, 4/15/2025			526,250
225	M	Qwest Corp., 7.25%, 9/15/2025			243,109
125	M	Telecom Italia Capital SA, 7.2%, 7/18/2036			147,187
400	M	Telecom Italia SpA, 5.303%, 5/30/2024			408,500
200	M	Telesat Canada, 8.875%, 11/15/2024	(a)		220,000
400	M	Wind Tre SpA, 5%, 1/20/2026	(a)		341,896
		Zayo Group, LLC:
50	M	6.375%, 5/15/2025			51,938
325	M	5.75%, 1/15/2027	(a)		318,500
					3,412,358
		Transportation-1.5%
		Avolon TLB Borrower 1 (U.S.), LLC:
100	M	5.25%, 8/15/2022	(a)		98,345
100	M	5.5%, 2/15/2024	(a)		97,250
225	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		244,125
275	M	Fly Leasing, Ltd., 6.375%, 10/15/2021			286,344
225	M	Mobile Mini, Inc., 5.875%, 7/1/2024			232,312
525	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		544,031
					1,502,407
		Utilities-3.8%
		AES Corp.:
150	M	6%, 5/15/2026			158,625
100	M	5.125%, 9/1/2027			102,000
350	M	Avantor, Inc., 9%, 10/1/2025	(a)		345,625
		Calpine Corp.:
250	M	5.375%, 1/15/2023			240,262
225	M	5.75%, 1/15/2025			206,437
125	M	5.25%, 6/1/2026	(a)		121,094
		Cheniere Corpus Christi Holdings:
225	M	5.875%, 3/31/2025			236,250
250	M	5.125%, 6/30/2027			249,062
		Dynegy, Inc.:
275	M	7.375%, 11/1/2022			290,469
125	M	8%, 1/15/2025	(a)		136,562
250	M	Energy Transfer Partners, LP, 6.25%, 12/29/2049			239,687
206	M	FirstLight Hydro Generating, 8.812%, 10/15/2026			228,677
46	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			48,533
		NRG Energy, Inc.:
75	M	6.25%, 7/15/2022			77,602
225	M	6.625%, 1/15/2027			231,187
200	M	NRG Yield Operating, LLC, 5%, 9/15/2026			197,500
326	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		359,821
450	M	Terraform Power Operating, LLC, 5%, 1/31/2028	(a)		428,625
					3,898,018
		Waste Management-.5%
325	M	Covanta Holding Corp., 5.875%, 7/1/2025			316,063
175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)		175,875
50	M	Waste Pro USA, Inc., 5.5%, 2/15/2026	(a)		49,500
					541,438
		Wireless Communications-4.1%
150	M	CB Escrow Corp., 8%, 10/15/2025	(a)		140,437
125	M	Hughes Satellite Systems Corp., 5.25%, 8/1/2026			122,969
150	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		146,625
500	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024	(a)		526,875
		Level 3 Financing, Inc.:
250	M	5.125%, 5/1/2023			245,937
300	M	5.375%, 1/15/2024			293,064
75	M	5.25%, 3/15/2026			70,875
		Sprint Communications, Inc.:
50	M	7%, 3/1/2020	(a)		52,625
250	M	7%, 8/15/2020			260,625
850	M	6%, 11/15/2022			836,188
		Sprint Corp.:
625	M	7.875%, 9/15/2023			639,062
200	M	7.625%, 3/1/2026			195,640
		T-Mobile USA, Inc.:
450	M	6.625%, 4/1/2023			464,908
50	M	6.5%, 1/15/2024			52,500
225	M	6%, 4/15/2024			234,922
					4,283,252
Total Value of Corporate Bonds (cost $94,087,131)					93,325,426
		LOAN PARTICIPATIONS+-7.8%
		Automotive-.6%
215	M	Horizon Global, 5%, 2/16/2024			212,850
447	M	Truck Hero, Inc., 6.2225%, 4/22/2024			450,160
					663,010
		Chemicals-1.2%
500	M	Avantor Performance Materials, 4%, 11/21/2024		(b)	505,900
500	M	ColourOz Investment, 3%, 9/7/2021		(b)	472,500
275	M	Cyanco Intermediate Corp., 5.6721%, 3/16/2025			276,719
					1,255,119
		Energy-.7%
125	M	California Resources Corp., 6.5721%, 12/31/2022			126,954
500	M	Foresight Energy, LLC, 5.75%, 3/28/2022		(b)	489,790
100	M	Medallion Midland Acquisition, 5.1269%, 10/30/2024			100,041
					716,785
		Financials-.3%
325	M	Sigma Bidco BV, 3%, 3/6/2025			325,203
		Food/Beverage/Tobacco-.5%
500	M	Chobani, LLC, 3.5%, 10/10/2023		(b)	503,125
		Gaming/Leisure-1.2%
500	M	Dorna Sports SL, 3.5%, 4/12/2024			496,875
500	M	Scientific Games International, 2.75%, 8/14/2024		(b)	502,345
215	M	Seminole Hard Rock Entertainment, Inc., 4.4434%, 5/14/2020			216,622
					1,215,842
		Health Care-.7%
250	M	Amneal Pharmaceuticals, LLC, 3.5%, 3/21/2025		(b)	250,937
482	M	ExamWorks Group, Inc., 5.1269%, 7/27/2023			486,174
					737,111
		Information Technology-.7%
249	M	Solarwinds, Inc., 4.8769%, 2/5/2024			250,779
500	M	SS&C Technologies Holdings, Inc., 2.5%, 2/28/2025		(b)	503,367
					754,146
		Manufacturing-.6%
100	M	Filtration Group Corp., 4%, 3/27/2025		(b)	100,750
500	M	GrafTech International, Ltd., 5.2396%, 2/12/2025		(b)	500,625
47	M	Peabody Energy Corp., 5.3769%, 3/31/2022			47,535
					648,910
		Metals/Mining-.4%
373	M	Big River Steel, LLC, 7.302%, 8/23/2023			379,188
		Retail-General Merchandise-.2%
248	M	Staples, Inc., 5.7870%, 9/12/2024			246,326
		Utilities-.4%
393	M	Charah, LLC, 8.1864%, 10/25/2024			397,161
		Waste Management-.3%
250	M	Gopher Resource, LLC, 5.4784%, 3/6/2025			252,423
Total Value of Loan Participations (cost $8,039,641)					8,094,349
		PASS-THROUGH CERTIFICATES-.6%
		Transportation
569	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $588,850)	(a)		583,939
Total Value of Investments (cost $102,715,622)		98.2%			102,003,714
Other Assets, Less Liabilities		1.8			1,882,476
Net Assets		100.0%			$103,886,190

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2018, the Fund held one hundred ninety-five 144A
securities with an aggregate value of $51,575,207 representing 49.6%
of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:
	LLLP	Limited Liability Limited Partnership
	PTT	Pass-Through Trust
	ULC	Unlimited Liability Corporation

At March 31, 2018, the cost of investments for federal income tax purposes was $102,731,505. Accumulated net unrealized
depreciation on investments was $727,791, consisting of $1,276,652 gross unrealized appreciation and $2,004,443 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$93,325,426	$-	$93,325,426
Loan Participations	-	8,094,349	-	8,094,349
Pass-Through Certificates	-	583,939	-	583,939
Total Investments in Securities*	$-	$102,003,714	$-	$102,003,714

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2018

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-30.6%
		Fannie Mae-23.0%
$2,273	M	3%, 7/1/2021 - 4/1/2046		$ 2,250,868
2,514	M	3.5%, 11/1/2028 - 6/1/2046		2,537,742
1,017	M	4%, 10/1/2035 - 4/1/2047		1,050,325
206	M	4.5%, 11/1/2040 - 8/1/2041		218,465
245	M	5.5%, 7/1/2034 - 10/1/2039		270,697
128	M	9%, 11/1/2026		140,905
				6,469,002
		Freddie Mac-3.5%
127	M	3.5%, 2/1/2046		128,103
729	M	4%, 12/1/2040 - 6/1/2047		751,732
110	M	4.5%, 5/1/2044		115,408
				995,243
		Government National Mortgage Association I Program-4.1%
164	M	4%, 8/15/2041		169,353
659	M	5%, 6/15/2033 - 4/15/2040		709,124
167	M	5.5%, 2/15/2033 - 1/15/2036		183,029
85	M	6%, 11/15/2032		94,443
				1,155,949
Total Value of Residential Mortgage-Backed Securities (cost $8,828,428)				8,620,194
		U.S. GOVERNMENT AGENCY OBLIGATIONS-18.0%
		Fannie Mae:
770	M	1.125%, 7/20/2018		768,330
125	M	1.375%, 2/26/2021		121,250
300	M	1.5%, 11/30/2020		293,035
850	M	1.625%, 11/27/2018		847,849
200	M	Federal Farm Credit Bank, 3%, 9/13/2029		195,162
		Federal Home Loan Bank:
750	M	1.03%, 9/28/2018		746,459
1,000	M	1.625%, 10/7/2021		964,964
		Freddie Mac:
1,000	M	1.25%, 8/1/2019		987,219
150	M	1.375%, 5/28/2019		148,636
Total Value of U.S. Government Agency Obligations (cost $5,140,670)				5,072,904
		U.S. GOVERNMENT OBLIGATIONS-14.8%
		U.S. Treasury Bonds:
300	M	2.5%, 2/15/2046		273,106
120	M	2.5%, 5/15/2046		109,130
125	M	2.75%, 8/15/2047		119,492
400	M	2.75%, 11/15/2047		382,469
200	M	4.5%, 2/15/2036		247,199
		U.S. Treasury Notes:
200	M	1.125%, 8/31/2021		191,320
795	M	1.375%, 10/31/2020		775,420
300	M	1.5%, 3/31/2023		285,047
1,010	M	1.875%, 8/31/2022		982,501
630	M	2%, 2/15/2025		602,918
200	M	2.25%, 10/31/2024		194,910
Total Value of U.S. Government Obligations (cost $4,299,848)				4,163,512
		COMMERCIAL MORTGAGE-BACKED SECURITIES-15.9%
		Fannie Mae-8.3%
465	M	2.995%, 11/1/2022		466,366
300	M	3.33%, 4/1/2035		296,972
600	M	3.34%, 2/1/2027		611,465
300	M	3.4%, 6/1/2031		296,636
165	M	3.41%, 11/1/2046		157,873
500	M	3.84%, 5/1/2018		499,311
				2,328,623
		Federal Home Loan Mortgage Corporation-7.6%
		Multi-Family Structured Pass-Throughs:
294	M	2.04007%, 5/25/2024	+	295,279
500	M	2.11007%, 8/25/2027	+	501,015
170	M	2.454%, 8/25/2023		165,956
379	M	2.849%, 3/25/2026		369,949
300	M	3.08%, 1/25/2031		295,725
500	M	3.35%, 1/28/2028		504,404
				2,132,328
Total Value of Commercial Mortgage-Backed Securities (cost $4,608,125)				4,460,951
		TAXABLE MUNICIPAL BONDS-6.9%
300	M	California State Dept. Wtr. Rev., 3.077%, 12/1/2028		291,351
400	M	New York State Urban Dev. Corp. Rev., 3.27%, 3/15/2027		398,628
300	M	Texas State A&M Perm. Univ. Fund, 3.66%, 7/1/2047		292,482
200	M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047		200,422
375	M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038		360,270
100	M	University of Southern California, 3.841%, 10/1/2047		102,770
300	M	University of Texas, 3.376%, 7/1/2047		286,473
Total Value of Taxable Municipal Bonds (cost $1,977,091)				1,932,396
		COLLATERALIZED MORTGAGE OBLIGATIONS-4.0%
		Fannie Mae:
417	M	4%, 2/25/2025		429,399
200	M	3.0859%, 12/25/2027	+	196,221
482	M	Freddie Mac, 3.5%, 12/15/2028		491,209
Total Value of Collateralized Mortgage Obligations (cost $1,156,475)				1,116,829
		COVERED BONDS-2.2%
		Financial Services
650	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022 (cost $650,433)	(a)	633,403
		SOVEREIGN BONDS-1.0%
300	M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)		290,708
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
1,000	M	Federal Home Loan Bank, 1.715%, 4/16/2018 (cost $999,190)		999,358
Total Value of Investments (cost $27,960,260)		97.0%		27,290,255
Other Assets, Less Liabilities		3.0		839,696
Net Assets		100.0%		$28,129,951

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2018, the Fund held one 144A security with a value of $633,403 representing 2.2% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

At March 31, 2018, the cost of investments for federal income tax purposes was
$27,977,645. Accumulated net unrealized depreciation on investments was
$687,390, consisting of $66,093 gross unrealized appreciation and $753,483 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$8,620,194	$-	$8,620,194
U.S. Government Agency
Obligations	-	5,072,904	-	5,072,904
U.S. Government Obligations	-	4,163,512	-	4,163,512
Commercial
Mortgage-Backed Securities	-	4,460,951	-	4,460,951
Taxable Municipal Bonds	-	1,932,396	-	1,932,396
Collateralized Mortgage
Obligations	-	1,116,829	-	1,116,829
Covered Bonds	-	633,403	-	633,403
Sovereign Bonds	-	290,708	-	290,708
Short-Term U.S. Government
Agency Obligations	-	999,358	-	999,358
Total Investments in Securities	$-	$27,290,255	$-	$27,290,255

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
March 31, 2018

Principal			Interest
Amount		Security	Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-42.3%
		Fannie Mae:
$500	M	5/18/2018	1.59%	$498,961
600	M	5/23/2018	1.62	598,594
500	M	Federal Farm Credit Bank, 6/5/2018	1.53	498,615
		Federal Home Loan Bank:
500	M	4/27/2018	1.44	499,479
600	M	4/30/2018	1.61	599,220
700	M	5/8/2018	1.71	698,769
400	M	6/12/2018	1.48	398,815
Total Value of U.S. Government Agency Obligations (cost $3,792,453)				3,792,453
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-38.4%
		U.S. Treasury Bills:
500	M	4/12/2018	1.60	499,756
300	M	4/12/2018	1.63	299,850
500	M	4/19/2018	1.61	499,598
400	M	4/19/2018	1.68	399,664
250	M	4/26/2018	1.23	249,786
800	M	5/3/2018	1.50	798,931
500	M	7/26/2018	1.76	497,169
200	M	8/16/2018	1.51	198,850
Total Value of Short-Term U.S. Government Obligations (cost $3,443,604)				3,443,604
		VARIABLE AND FLOATING RATE NOTES-19.6%
500	M	Federal Farm Credit Bank, 10/19/2018	1.73	500,673
		Federal Home Loan Bank:
500	M	8/24/2018	1.75	499,999
755	M	9/14/2018	1.98	755,337
Total Value of Variable and Floating Rate Notes (cost $1,756,009)				1,756,009
Total Value of Investments (cost $8,992,066)**		100.3%		8,992,066
Excess of Liabilities Over Other Assets		(.3)		(27,820)
Net Assets		100.0%		$8,964,246

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable
and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2018.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$3,792,453	$-	$3,792,453
Short-Term U.S. Government
Obligations	-	3,443,604	-	3,443,604
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,756,009	-	1,756,009
Total Investments in Securities	$-	$8,992,066	$-	$8,992,066

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.0%
			Consumer Discretionary-10.6%
26,600			Aptiv, PLC		$2,260,202
53,700			Aramark Holdings Corp.		2,124,372
50,700			Big Lots, Inc.		2,206,971
58,700			BorgWarner, Inc.		2,948,501
107,600			CBS Corp. - Class "B"		5,529,564
79,200			DSW, Inc. - Class "A"		1,778,832
66,800			Ford Motor Co.		740,144
48,000			Home Depot, Inc.		8,555,520
68,600			L Brands, Inc.		2,621,206
13,600			Lear Corp.		2,530,824
51,300			Magna International, Inc.		2,890,755
10,400			Meredith Corp.		559,520
29,600			Penske Automotive Group, Inc.		1,312,168
16,400			Ross Stores, Inc.		1,278,872
68,100			Tapestry, Inc.		3,582,741
51,500			Tupperware Brands Corp.		2,491,570
42,700			Walt Disney Co.		4,288,788
10,600			Whirlpool Corp.		1,622,966
38,100			Wyndham Worldwide Corp.		4,359,783
					53,683,299
			Consumer Staples-8.5%
129,100			Altria Group, Inc.		8,045,512
78,600			B&G Foods, Inc.		1,862,820
96,178			Coca-Cola Co.		4,177,011
72,600			Conagra Brands, Inc.		2,677,488
12,200			Dr. Pepper Snapple Group, Inc.		1,444,236
169,979			Koninklijke Ahold Delhaize NV (ADR)		4,031,902
44,100			PepsiCo, Inc.		4,813,515
82,900			Philip Morris International, Inc.		8,240,260
54,100			Procter & Gamble Co.		4,289,048
42,650			Wal-Mart Stores, Inc.		3,794,570
					43,376,362
			Energy-7.4%
46,700			Anadarko Petroleum Corp.		2,821,147
72,300			ConocoPhillips		4,286,667
100,500			Devon Energy Corp.		3,194,895
53,400			ExxonMobil Corp.		3,984,174
77,100			Halliburton Co.		3,619,074
26,700			Hess Corp.		1,351,554
80,222			Marathon Oil Corp.		1,293,981
103,722			Marathon Petroleum Corp.		7,583,115
32,300			Occidental Petroleum Corp.		2,098,208
30,650			Phillips 66		2,939,948
131,507			Suncor Energy, Inc.		4,542,252
					37,715,015
			Financials-17.9%
80,506			American Express Co.		7,509,600
45,800			American International Group, Inc.		2,492,436
42,200			Ameriprise Financial, Inc.		6,243,068
82,400			Bank of America Corp.		2,471,176
34,400			Chubb, Ltd.		4,704,888
18,000			Citigroup, Inc.		1,215,000
144,000			Citizens Financial Group, Inc.		6,045,120
31,500			Comerica, Inc.		3,021,795
87,443			Discover Financial Services		6,289,775
147,700			Financial Select Sector SPDR Fund (ETF)		4,072,089
38,700			Hamilton Lane, Inc. - Class "A"		1,440,801
44,600			IBERIABANK Corp.		3,478,800
115,388			JPMorgan Chase & Co.		12,689,218
74,000			MetLife, Inc.		3,395,860
15,000			Morgan Stanley		809,400
40,100			PNC Financial Services Group, Inc.		6,064,724
67,200			SPDR S&P Regional Banking (ETF)		4,058,208
134,600			Sterling Bancorp		3,035,230
94,800			U.S. Bancorp		4,787,400
132,367			Wells Fargo & Co.		6,937,354
					90,761,942
			Health Care-16.6%
114,300			Abbott Laboratories		6,848,856
89,400			AbbVie, Inc.		8,461,710
12,300			Aetna, Inc.		2,078,700
11,300			Allergan, PLC		1,901,677
45,039			Baxter International, Inc.		2,929,337
77,400			CVS Health Corp.		4,815,054
24,700		*	Centene Corp.		2,639,689
45,000			Gilead Sciences, Inc.		3,392,550
24,000			Hill-Rom Holdings, Inc.		2,088,000
72,275			Johnson & Johnson		9,262,041
67,200			Koninklijke Philips NV (ADR)		2,574,432
40,212			Medtronic, PLC		3,225,807
99,743			Merck & Co., Inc.		5,433,001
233,493			Pfizer, Inc.		8,286,667
80,200			Phibro Animal Health Corp. - Class "A"		3,183,940
17,159			Shire, PLC (ADR)		2,563,383
53,443			Thermo Fisher Scientific, Inc.		11,033,842
38,172			Zoetis, Inc.		3,187,744
					83,906,430
			Industrials-11.9%
33,294			3M Co.		7,308,699
42,500			Apogee Enterprises, Inc.		1,842,375
118,700		*	Gardner Denver Holdings, Inc.		3,641,716
56,000			Honeywell International, Inc.		8,092,560
39,300			Ingersoll-Rand, PLC		3,360,543
136,076			Johnson Controls International, PLC		4,795,318
7,500			Lockheed Martin Corp.		2,534,475
10,600			ManpowerGroup, Inc.		1,220,060
91,200			Masco Corp.		3,688,128
74,600		*	MasTec, Inc.		3,509,930
32,600			Owens Corning		2,621,040
118,200			Schneider National, Inc. - Class "B"		3,080,292
17,400			Snap-On, Inc.		2,567,196
14,900			Stanley Black & Decker, Inc.		2,282,680
159,900			Triton International, Ltd.		4,892,940
40,200			United Technologies Corp.		5,057,964
					60,495,916
			Information Technology-15.5%
57,400			Apple, Inc.		9,630,572
80,400			Applied Materials, Inc.		4,471,044
16,300			Broadcom, Ltd.		3,841,095
241,900			Cisco Systems, Inc.		10,375,091
28,243		*	Dell Technologies, Inc. - Class "V"		2,067,670
41,184			DXC Technology Co.		4,140,227
67,200		*	eBay, Inc.		2,704,128
20,400		*	FleetCor Technologies, Inc.		4,131,000
157,000			Intel Corp.		8,176,560
140,100			Microsoft Corp.		12,786,927
19,800		*	NXP Semiconductors NV		2,316,600
94,100			Oracle Corp.		4,305,075
90,188			QUALCOMM, Inc.		4,997,317
22,900			TE Connectivity, Ltd.		2,287,710
22,565			Western Digital Corp.		2,082,073
					78,313,089
			Materials-2.8%
16,300			FMC Corp.		1,248,091
77,000			International Paper Co.		4,114,110
16,100			Praxair, Inc.		2,323,230
36,050			RPM International, Inc.		1,718,503
53,200			Sealed Air Corp.		2,276,428
31,200			Trinseo SA		2,310,360
					13,990,722
			Real Estate-1.8%
194,900			Brixmor Property Group, Inc. (REIT)		2,972,225
68,300			GGP, Inc. (REIT)		1,397,418
129,400			Tanger Factory Outlet Centers, Inc. (REIT)		2,846,800
99,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		1,926,140
					9,142,583
			Telecommunication Services-2.1%
142,600			AT&T, Inc.		5,083,690
114,300			Verizon Communications, Inc.		5,465,826
					10,549,516
			Utilities-.9%
19,600			Dominion Energy, Inc.		1,321,628
87,500			Exelon Corp.		3,413,375
					4,735,003
Total Value of Common Stocks (cost $285,676,730)					486,669,877
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
			Federal Home Loan Bank:
$500	M		1.53%, 4/5/2018		499,931
2,000	M		1.54%, 4/11/2018		1,999,174
1,500	M		1.56%, 4/12/2018		1,499,313
3,000	M		1.715%, 4/16/2018		2,998,074
5,000	M		1.68%, 4/17/2018		4,996,560
6,000	M		1.68%, 4/19/2018		5,995,326
Total Value of Short-Term U.S. Government Agency Obligations (cost $17,985,766)					17,988,378
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.5%
2,500	M		U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $2,497,119)		2,497,350
Total Value of Investments (cost $306,159,615)				100.1%	507,155,605
Excess of Liabilties Over Other Assets				(.1)	(444,834)
Net Assets				100.0%	$506,710,771

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $307,334,515. Accumulated net unrealized appreciation on investments was $199,821,090, consisting of $211,627,470 gross unrealized appreciation and $11,806,380 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$486,669,877	$-	$-	$486,669,877
Short-Term U.S. Government
Agency Obligations	-	17,988,378	-	17,988,378
Short-Term U.S. Government
Obligations	-	2,497,350	-	2,497,350
Total Investments in Securities*	$486,669,877	$20,485,728	$-	$507,155,605

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2018

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.0%
			United States-16.1%
19,541			Accenture, PLC - Class "A"	$2,999,544
18,317			Aptiv, PLC	1,556,395
3,128		*	Booking Holdings, Inc.	6,507,460
33,677			Mastercard, Inc. - Class "A"	5,898,863
45,802			Philip Morris International, Inc.	4,552,719
30,414			Visa, Inc. - Class "A"	3,638,123
				25,153,104
			United Kingdom-13.8%
102,973			British American Tobacco, PLC	5,952,533
32,923			DCC, PLC	3,033,424
46,499			Diageo, PLC	1,572,579
454,885			Domino's Pizza Group, PLC	2,111,278
53,141			Reckitt Benckiser Group, PLC	4,485,504
144,593			RELX NV	2,997,256
370,589			Rentokil Initial, PLC	1,412,313
				21,564,887
			Canada-8.2%
103,354			Alimentation Couche-Tard, Inc. - Class "B"	4,626,402
46,183			Canadian National Railway Co.	3,375,318
7,052			Constellation Software, Inc.	4,784,807
				12,786,527
			France-8.0%
11,222			Essilor International SA	1,513,857
7,192			L'Oreal SA	1,624,377
9,815			LVMH Moet Hennessy Louis Vuitton SE	3,024,723
29,825			Safran SA	3,165,321
20,910			Teleperformance	3,242,658
				12,570,936
			India-7.8%
223,633			HDFC Bank, Ltd.	6,514,648
203,389			Housing Development Finance Corp., Ltd.	5,729,085
				12,243,733
			Spain-6.1%
16,949			Aena SA	3,417,659
114,091			Grifols SA - Class "A"	3,234,580
91,694			Industria de Diseno Textil SA	2,882,739
				9,534,978
			Ireland-4.8%
617,363			AIB Group, PLC	3,716,135
36,789			Paddy Power Betfair, PLC	3,777,537
				7,493,672
			Japan-4.1%
13,422			Daito Trust Construction Co., Ltd.	2,285,323
2,800			Keyence Corp.	1,749,043
17,000			Shimano, Inc.	2,453,206
				6,487,572
			Germany-4.1%
30,087			HeidelbergCement AG	2,955,809
32,935			SAP SE	3,457,581
				6,413,390
			China-4.1%
34,553		*	Alibaba Group Holding, Ltd. (ADR)	6,341,858
			Switzerland-3.7%
52,373			Nestle SA	4,139,642
97,328		*	UBS Group AG	1,714,815
				5,854,457
			Netherlands-3.5%
96,121			Unilever NV - CVA	5,425,598
			Taiwan-2.7%
96,665			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,230,060
			Belgium-2.5%
35,928			Anheuser-Busch InBev SA	3,950,172
			Hong Kong-2.1%
238,419			Techtronic Industries Co., Ltd.	1,399,303
35,632			Tencent Holdings, Ltd.	1,912,710
				3,312,013
			Brazil-1.6%
340,988			Ambev SA (ADR)	2,478,983
			Israel-1.4%
21,263		*	Check Point Software Technologies, Inc.	2,112,266
			South Africa-1.3%
8,142			Naspers, Ltd.	1,992,454
			Australia-1.1%
14,181			CSL, Ltd.	1,708,505
Total Value of Common Stocks (cost $105,953,990)				151,655,165
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.9%
			United States
			Federal Home Loan Bank:
$1,000	M		1.53%, 4/5/2018	999,862
2,000	M		1.54%, 4/11/2018	1,999,174
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,998,717)				2,999,036
Total Value of Investments (cost $108,952,707)			98.9%	154,654,201
Other Assets, Less Liabilities			1.1	1,643,356
Net Assets			100.0%	$156,297,557

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2018, the cost of investments for federal income tax purposes was $109,298,953. Accumulated net unrealized appreciation on investments was $45,355,248, consisting of $47,621,281 gross unrealized appreciation and $2,266,033 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$25,153,104	$-	$-	$25,153,104
United Kingdom	-	21,564,887	-	21,564,887
Canada	12,786,527	-	-	12,786,527
France	-	12,570,936	-	12,570,936
India	-	12,243,733	-	12,243,733
Spain	-	9,534,978	-	9,534,978
Ireland	-	7,493,672	-	7,493,672
Japan	-	6,487,572	-	6,487,572
Germany	-	6,413,390	-	6,413,390
China	6,341,858	-	-	6,341,858
Switzerland	-	5,854,457	-	5,854,457
Netherlands	-	5,425,598	-	5,425,598
Taiwan	4,230,060	-	-	4,230,060
Belgium	-	3,950,172	-	3,950,172
Hong Kong	-	3,312,013	-	3,312,013
Brazil	2,478,983	-	-	2,478,983
Israel	-	2,112,266	-	2,112,266
South Africa	-	1,992,454	-	1,992,454
Australia	-	1,708,505	-	1,708,505
Short-Term U.S. Government
Agency Obligations	-	2,999,036	-	2,999,036
Total Investments in Securities	$50,990,532	$103,663,669	$-	$154,654,201

Transfers between Level 1 and Level 2 securities as of March 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of March 31, 2018 were $96,100,009. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2018

Principal
Amount
or Shares		Security				Value
		CORPORATE BONDS-91.9%
		Aerospace/Defense-1.4%
$500	M	Rockwell Collins, Inc., 3.2%, 3/15/2024				$486,648
400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)			402,246
						888,894
		Automotive-1.6%
200	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)			199,432
400	M	Lear Corp., 5.25%, 1/15/2025				422,832
400	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026				391,872
						1,014,136
		Chemicals-2.6%
300	M	Agrium, Inc., 3.375%, 3/15/2025				291,684
500	M	Dow Chemical Co., 3.5%, 10/1/2024				496,174
400	M	LYB International Finance Co. BV, 3.5%, 3/2/2027				384,608
500	M	LyondellBasell Industries NV, 6%, 11/15/2021				540,158
						1,712,624
		Energy-10.3%
		Andeavor Logistics, LP:
300	M	3.5%, 12/1/2022				295,129
100	M	5.25%, 1/15/2025				101,790
450	M	BP Capital Markets, PLC, 3.216%, 11/28/2023				446,424
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)			603,911
500	M	Continental Resources, Inc., 5%, 9/15/2022				508,125
400	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027				392,196
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021				509,014
300	M	Enterprise Products Operating, 7.55%, 4/15/2038				406,381
		Kinder Morgan Energy Partners, LP:
300	M	3.5%, 3/1/2021				300,089
500	M	3.45%, 2/15/2023				491,755
		Kinder Morgan, Inc.:
150	M	5.625%, 11/15/2023	(a)			160,676
250	M	4.3%, 3/1/2028				249,408
500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026				537,537
400	M	Noble Energy, Inc., 3.85%, 1/15/2028				394,088
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022				394,120
		Valero Energy Corp.:
466	M	9.375%, 3/15/2019				494,193
300	M	6.625%, 6/15/2037				379,906
						6,664,742
		Financial Services-11.1%
		American International Group, Inc.:
400	M	3.75%, 7/10/2025				394,494
200	M	4.7%, 7/10/2035				207,215
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024				533,718
300	M	Brookfield Finance, Inc., 4%, 4/1/2024				302,599
500	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)			518,726
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020				649,835
500	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035				489,662
700	M	General Electric Capital Corp., 4.65%, 10/17/2021				731,224
400	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026				423,148
500	M	International Lease Finance Corp., 8.25%, 12/15/2020				557,031
500	M	Key Bank NA, 3.4%, 5/20/2026				484,058
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)			422,753
300	M	National City Corp., 6.875%, 5/15/2019				313,228
600	M	Protective Life Corp., 7.375%, 10/15/2019				638,575
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019				316,083
200	M	Travelers Cos., Inc., 4.05%, 3/7/2048				202,397
						7,184,746
		Financials-23.0%
		Bank of America Corp.:
550	M	4.1%, 7/24/2023				568,174
475	M	5.875%, 2/7/2042				593,806
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020				413,364
600	M	3.75%, 5/15/2024				601,461
300	M	Capital One Financial Corp., 3.75%, 4/24/2024				298,207
		Citigroup, Inc.:
200	M	8.5%, 5/22/2019				212,543
450	M	4.5%, 1/14/2022				468,019
400	M	3.4%, 5/1/2026				387,284
500	M	4.3%, 11/20/2026				501,168
400	M	Deutsche Bank AG, 3.7%, 5/30/2024				386,641
		Goldman Sachs Group, Inc.:
800	M	5.75%, 1/24/2022				866,090
300	M	3.625%, 1/22/2023				301,365
300	M	3.272%, 9/29/2025				289,045
500	M	3.5%, 11/16/2026				482,249
450	M	3.814%, 4/23/2029				441,671
700	M	6.125%, 2/15/2033				842,600
		JPMorgan Chase & Co.:
250	M	4.5%, 1/24/2022				260,236
1,100	M	3.54%, 5/1/2028				1,076,316
550	M	6.4%, 5/15/2038				717,724
		Morgan Stanley:
725	M	5.5%, 7/28/2021				774,930
300	M	4%, 7/23/2025				303,079
400	M	3.625%, 1/20/2027				391,963
		U.S. Bancorp:
500	M	3.6%, 9/11/2024				501,646
300	M	3.1%, 4/27/2026				286,703
400	M	UBS AG, 4.875%, 8/4/2020				416,328
300	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)			302,549
500	M	Visa, Inc., 3.15%, 12/14/2025				490,898
		Wells Fargo & Co.:
900	M	3.45%, 2/13/2023				888,498
250	M	4.75%, 12/7/2046				256,786
		Wells Fargo Bank NA:
250	M	5.85%, 2/1/2037				304,782
250	M	6.6%, 1/15/2038				331,404
						14,957,529
		Food/Beverage/Tobacco-3.3%
		Anheuser-Busch InBev Finance, Inc.:
200	M	3.65%, 2/1/2026				199,146
400	M	4.9%, 2/1/2046				433,076
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019				584,545
440	M	Ingredion, Inc., 4.625%, 11/1/2020				455,830
500	M	PepsiCo, Inc., 3.45%, 10/6/2046				460,788
						2,133,385
		Forest Products/Containers-.8%
300	M	Packaging Corp. of America, 3.4%, 12/15/2027				287,571
250	M	Rock-Tenn Co., 4.9%, 3/1/2022				263,320
						550,891
		Health Care-2.3%
		CVS Health Corp.:
400	M	3.875%, 7/20/2025				397,152
200	M	4.3%, 3/25/2028				201,249
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021				469,489
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022				407,172
						1,475,062
		Information Technology-2.7%
350	M	Apple, Inc., 3%, 11/13/2027				335,626
400	M	Corning, Inc., 7.25%, 8/15/2036				488,807
900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)			923,860
						1,748,293
		Manufacturing-2.7%
200	M	CRH America Finance, Inc., 3.95%, 4/4/2028	(a)	(b)		199,780
		CRH America, Inc.:
750	M	8.125%, 7/15/2018				761,319
250	M	3.4%, 5/9/2027	(a)			239,948
500	M	Johnson Controls International, PLC, 5%, 3/30/2020				520,594
						1,721,641
		Media-Broadcasting-2.1%
200	M	ABC, Inc., 8.75%, 8/15/2021				234,886
		Comcast Corp.:
400	M	2.75%, 3/1/2023				389,697
700	M	4.25%, 1/15/2033				726,466
						1,351,049
		Media-Diversified-.6%
400	M	Time Warner, Inc., 3.6%, 7/15/2025				389,849
		Metals/Mining-2.4%
500	M	Arconic, Inc., 6.15%, 8/15/2020				525,625
500	M	Glencore Funding, LLC, 4.625%, 4/29/2024	(a)			512,900
500	M	Newmont Mining Corp., 5.125%, 10/1/2019				514,693
						1,553,218
		Real Estate-8.8%
400	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028				391,431
400	M	Boston Properties, LP, 5.875%, 10/15/2019				415,547
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021				315,916
300	M	4.75%, 10/1/2025				313,680
200	M	Duke Realty Corp., 3.25%, 6/30/2026				192,106
400	M	ERP Operating, LP, 3.375%, 6/1/2025				395,318
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024				302,212
200	M	HCP, Inc., 4.25%, 11/15/2023				204,985
		Realty Income Corp.:
500	M	3.25%, 10/15/2022				496,580
200	M	4.125%, 10/15/2026				202,191
500	M	Simon Property Group, LP, 3.375%, 10/1/2024				493,922
500	M	Tanger Properties, LP, 3.125%, 9/1/2026				459,332
400	M	Ventas Realty, LP, 4.75%, 6/1/2021				416,483
425	M	Vornado Realty, LP, 3.5%, 1/15/2025				409,807
800	M	Welltower, Inc., 4%, 6/1/2025				800,591
						5,810,101
		Retail-General Merchandise-2.3%
		Amazon.com, Inc.:
200	M	3.15%, 8/22/2027	(a)			193,357
400	M	4.8%, 12/5/2034				444,386
200	M	4.05%, 8/22/2047	(a)			201,012
500	M	Home Depot, Inc., 5.875%, 12/16/2036				643,728
						1,482,483
		Schools-.6%
400	M	George Washington University, 4.126%, 9/15/2048		(b)		403,771
		Telecommunications-2.6%
		AT&T, Inc.:
500	M	4.25%, 3/1/2027				506,351
300	M	5.3%, 8/14/2058				303,769
900	M	Verizon Communications, Inc., 4.272%, 1/15/2036				864,176
						1,674,296
		Transportation-2.9%
300	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027	(a)			282,044
		Burlington Northern Santa Fe, LLC:
200	M	5.75%, 5/1/2040				246,443
400	M	5.15%, 9/1/2043				464,025
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)			316,045
600	M	Southwest Airlines Co., 3%, 11/15/2026				565,464
						1,874,021
		Utilities-7.8%
500	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044				514,579
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)			300,687
300	M	Electricite de France SA, 3.625%, 10/13/2025	(a)			300,437
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044				307,749
400	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022				400,696
429	M	Great River Energy, 4.478%, 7/1/2030	(a)			464,477
500	M	Ohio Power Co., 5.375%, 10/1/2021				538,322
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044				454,400
400	M	ONEOK, Inc., 7.5%, 9/1/2023				466,674
171	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022				167,298
		Sempra Energy:
604	M	9.8%, 2/15/2019				639,623
300	M	2.209%, 1/15/2021		(b)		300,255
200	M	Valero Energy Partners, LP, 4.5%, 3/15/2028				201,566
						5,056,763
Total Value of Corporate Bonds (cost $61,235,572)						59,647,494
		EXCHANGE TRADED FUNDS-4.4%
33,730		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $2,892,945)				2,888,637
		PASS-THROUGH CERTIFICATES-1.2%
		Transportation
$500	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029				486,114
300	M	British Airways 2018-1 AA PTT, 3.8%, 9/20/2031	(a)		(c)	300,000
Total Value of Pass-Through Certificates (cost $800,000)						786,114
Total Value of Investments (cost $64,928,517)		97.5%				63,322,245
Other Assets, Less Liabilities		2.5				1,597,650
Net Assets		100.0%				$64,919,895

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2018, the Fund held nineteen 144A securities with an aggregate value of $6,844,840 representing 10.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2018, the Fund
held one security that was fair valued by the Valuation Committee with a value of $300,000 representing .5% of the Fund's net assets.

Summary of Abbreviations:
ETF Exchange Traded Fund

At March 31, 2018, the cost of investments for federal income tax purposes was $64,928,516. Accumulated net unrealized depreciation on investments was $1,606,271, consisting of $420,198 gross unrealized appreciation and
$2,026,469 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$59,647,494	$-	$59,647,494
Exchange Traded Funds	2,888,637	-	-	2,888,637
Pass-Through Certificates	-	786,114	-	786,114
Total Investments in Securities*	$2,888,637	$60,433,608	$-	$63,322,245

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION BOND FUND
March 31, 2018

Principal
Amount
or Shares		Security		Value
		CORPORATE BONDS-77.9%
		Automotive-8.2%
$150	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)	$149,574
108	M	General Motors Financial Co., Inc, 3.2702%, 1/14/2022	+	110,640
100	M	Hyundai Capital America, 2%, 7/1/2019	(a)	98,627
200	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021		208,399
				567,240
		Chemicals-1.5%
100	M	Dow Chemical Co., 4.25%, 11/15/2020		102,648
		Energy-1.4%
100	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		99,205
		Financial Services-5.9%
200	M	PNC Bank NA, 2.7%, 11/1/2022		193,752
100	M	Protective Life Corp., 7.375%, 10/15/2019		106,429
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019		105,361
				405,542
		Financials-26.5%
100	M	Bank of America Corp., 5.65%, 5/1/2018		100,253
100	M	Bank of Montreal, 1.9%, 8/27/2021		96,094
100	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021		97,122
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019		104,371
100	M	Capital One Financial Corp., 3.05%, 3/9/2022		98,157
250	M	Citizens Bank, 2.25%, 3/2/2020		245,831
200	M	Danske Bank A/S, 2.7%, 3/2/2022	(a)	195,457
100	M	Deutsche Bank AG of New York, 3.15%, 1/22/2021		98,575
100	M	Goldman Sachs Group, Inc., 3.0746%, 6/5/2023	+	100,588
100	M	JPMorgan Chase & Co., 4.5%, 1/24/2022		104,094
200	M	Lloyds Bank, PLC, 3%, 1/11/2022		197,044
200	M	Morgan Stanley, 2.9247%, 1/20/2022	+	202,496
100	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021		98,644
100	M	Wells Fargo & Co., 3.45%, 2/13/2023		98,722
				1,837,448
		Food/Beverage/Tobacco-6.0%
200	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		212,562
200	M	Ingredion, Inc., 4.625%, 11/1/2020		207,195
				419,757
		Forest Products/Containers-1.4%
100	M	Georgia-Pacific, LLC, 3.163%, 11/15/2021	(a)	100,025
		Health Care-2.8%
100	M	AstraZeneca, PLC, 2.375%, 6/12/2022		96,673
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		99,227
				195,900
		Information Technology-1.4%
100	M	QUALCOMM, Inc., 2.6%, 1/30/2023		95,976
		Real Estate-8.7%
200	M	American Tower Trust I, 3.07%, 3/15/2023	(a)	197,661
100	M	Boston Properties, LP, 5.875%, 10/15/2019		103,887
100	M	Digital Realty Trust, LP, 2.75%, 2/1/2023		96,118
100	M	Realty Income Corp., 3.25%, 10/15/2022		99,316
100	M	Welltower, Inc., 6.125%, 4/15/2020		105,939
				602,921
		Retail-General Merchandise-1.4%
100	M	Amazon.com, Inc., 2.4%, 2/22/2023	(a)	96,680
		Telecommunications-2.8%
100	M	AT&T, Inc., 2.45%, 6/30/2020		98,906
100	M	Verizon Communications, Inc., 1.75%, 8/15/2021		95,517
				194,423
		Transportation-5.3%
200	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)	218,445
141	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)	148,978
				367,423
		Utilities-4.6%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019		105,375
115	M	Sempra Energy, 2.5745%, 3/15/2021		115,385
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		99,399
				320,159
Total Value of Corporate Bonds (cost $5,601,541)				5,405,347
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-7.1%
		Fannie Mae-3.6%
101	M	3%, 8/1/2026 - 9/1/2027		101,874
145	M	3.5%, 12/1/2025 - 12/1/2029		147,838
				249,712
		Freddie Mac-3.5%
246	M	3%, 8/1/2027 - 12/1/2031		246,491
Total Value of Residential Mortgage-Backed Securities (cost $513,243)				496,203
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.7%
325	M	Federal Home Loan Bank, 2.375%, 3/30/2020 (cost $325,117)		325,137
		EXCHANGED TRADED FUNDS-4.0%
3,225		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $276,387)		276,189
		COVERED BONDS-3.6%
		Financial Services
$250	M	Stadshypotek AB, 1.875%, 10/2/2019 (cost $251,853)	(a)	247,301
Total Value of Investments (cost $6,968,141)		97.3%		6,750,177
Other Assets, Less Liabilities		2.7		184,843
Net Assets		100.0%		$6,935,020

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2018, the Fund held nine 144A securities with an aggregate value of $1,452,748 representing 20.9% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:
ETF Exchange Traded Fund

At March 31, 2018, the cost of investments for federal income tax purposes was $6,968,165. Accumulated net unrealized depreciation on investments was $218,645, consisting of $913 gross unrealized appreciation and
$219,558 gross unrealized depreciation.

Portfolio of Investments (unaudited)
LIMITED DURATION BOND FUND
March 31, 2018

Futures contracts outstanding at March 31, 2018:

					Unrealized
Number of			Notional	Value at	Appreciation
Contracts	Type	Expiration	Amounts	March 31, 2018	(Depreciation)
(2)	5 Year U.S. Treasury Note (Premium received $25)	June 2018	$(228,266)	$(228,948)	$(682)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,405,347	$-	$5,405,347
Residential
Mortgage-Backed Securities	-	496,203	-	496,203
U.S. Government Agency
Obligations	-	325,137	-	325,137
Exchange Traded Funds	276,189	-	-	276,189
Covered Bonds	-	247,301	-	247,301
Total Investments in Securities*	$276,189	$6,473,988	$-	$6,750,177

Liabilities
Futures Contracts	$(657)	$-	$-	$ (657)

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2018

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.3%
			Consumer Discretionary-19.5%
20,200			Acushnet Holdings Corp.	$ 466,418
4,300			Aptiv, PLC	365,371
10,400			Aramark Holdings Corp.	411,424
14,600			Big Lots, Inc.	635,538
7,900			BorgWarner, Inc.	396,817
13,000			Dana Holding Corp.	334,880
21,600			DSW, Inc. - Class "A"	485,136
11,300		*	Fox Factory Holding Corp.	394,370
7,600		*	Helen of Troy, Ltd.	661,200
2,400			Lear Corp.	446,616
9,800		*	LKQ Corp.	371,910
8,100			Magna International, Inc.	456,435
10,100			Meredith Corp.	543,380
19,600		*	Michaels Cos., Inc.	386,316
5,800			Nordstrom, Inc.	280,778
6,400			Oxford Industries, Inc.	477,184
7,900			Penske Automotive Group, Inc.	350,207
1,500			Ralph Lauren Corp.	167,700
3,300			Ross Stores, Inc.	257,334
12,200			Ruth's Hospitality Group, Inc.	298,290
20,800		*	ServiceMaster Holdings, Inc.	1,057,680
12,200		*	Sleep Number Corp.	428,830
15,100			Tapestry, Inc.	794,411
18,300		*	Taylor Morrison Home Corp. - Class "A"	426,024
30,600		*	TRI Pointe Group, Inc.	502,758
7,100			Tupperware Brands Corp.	343,498
29,100		*	William Lyon Homes - Class "A"	799,959
6,200			Wyndham Worldwide Corp.	709,466
				13,249,930
			Consumer Staples-6.1%
12,500			B&G Foods, Inc.	296,250
11,900			Conagra Brands, Inc.	438,872
2,450			Dr. Pepper Snapple Group, Inc.	290,031
1,200			J.M. Smucker Co.	148,812
31,400			Koninklijke Ahold Delhaize NV (ADR)	744,808
1,300			McCormick & Co., Inc.	138,307
17,700		*	Performance Food Group Co.	528,345
10,700			Pinnacle Foods, Inc.	578,870
6,386			Tootsie Roll Industries, Inc.	188,068
23,600		*	U.S. Foods Holding Corp.	773,372
				4,125,735
			Energy-3.6%
11,000			Devon Energy Corp.	349,690
4,900			EOG Resources, Inc.	515,823
5,500			EQT Corp.	261,305
5,200			Hess Corp.	263,224
9,000			National Oilwell Varco, Inc.	331,290
17,300			PBF Energy, Inc. - Class "A"	586,470
10,100		*	ProPetro Holding Corp.	160,489
				2,468,291
			Financials-13.9%
4,600			Ameriprise Financial, Inc.	680,524
13,400			Berkshire Hills Bancorp, Inc.	508,530
30,600			Citizens Financial Group, Inc.	1,284,588
4,000			Comerica, Inc.	383,720
14,100			Discover Financial Services	1,014,213
23,900			Financial Select Sector SPDR Fund (ETF)	658,923
9,200			First Republic Bank	852,012
20,000			FNF Group, Inc.	800,400
5,600			Great Western Bancorp, Inc.	225,512
8,500			IBERIABANK Corp.	663,000
7,300			Nasdaq, Inc.	629,406
12,200			SPDR S&P Regional Banking (ETF)	736,758
30,600			Sterling Bancorp	690,030
15,300			Waddell & Reed Financial, Inc. - Class "A"	309,213
				9,436,829
			Health Care-10.3%
2,150			Allergan, PLC	361,824
13,500		*	Centene Corp.	1,442,745
6,100		*	Charles River Laboratories International, Inc.	651,114
7,300			Gilead Sciences, Inc.	550,347
9,200			Hill-Rom Holdings, Inc.	800,400
21,400			Phibro Animal Health Corp. - Class "A"	849,580
20,800		*	Prestige Brands, Inc.	701,376
3,400			Quest Diagnostics, Inc.	341,020
6,400			Thermo Fisher Scientific, Inc.	1,321,344
				7,019,750
			Industrials-15.7%
15,900			A.O. Smith Corp.	1,011,081
13,500			Apogee Enterprises, Inc.	585,225
14,100		*	Atkore International Group Co.	279,885
11,900			ESCO Technologies, Inc.	696,745
16,000		*	Evoqua Water Technologies Corp.	340,640
23,300		*	Gardner Denver Holdings, Inc.	714,844
5,500			Ingersoll-Rand, PLC	470,305
5,000			J. B. Hunt Transport Services, Inc.	585,750
15,900			Korn/Ferry International	820,281
2,500			ManpowerGroup, Inc.	287,750
23,100			Masco Corp.	934,164
15,300		*	MasTec, Inc.	719,865
4,900			Owens Corning	393,960
1,800			Roper Technologies, Inc.	505,242
27,500			Schneider National, Inc. - Class "B"	716,650
2,400			Snap-On, Inc.	354,096
3,100			Stanley Black & Decker, Inc.	474,920
26,300			Triton International, Ltd.	804,780
				10,696,183
			Information Technology-14.1%
6,900			Belden, Inc.	475,686
3,100			Broadcom, Ltd.	730,515
12,200			Cypress Semiconductor Corp.	206,912
9,800		*	Fiserv, Inc.	698,838
4,300		*	FleetCor Technologies, Inc.	870,750
4,300			Lam Research Corp.	873,588
400			LogMeIn, Inc.	46,220
8,180			Methode Electronics, Inc.	319,838
6,100		*	Microsemi Corp.	394,792
3,000			MKS Instruments, Inc.	346,950
7,400			NetApp, Inc.	456,506
8,000		*	NETGEAR, Inc.	457,600
5,200			Silicon Motion Technology Corp. (ADR)	250,224
6,700			SS&C Technologies Holdings, Inc.	359,388
4,000			TE Connectivity, Ltd.	399,600
4,400		*	Tech Data Corp.	374,572
11,500			Technology Select Sector SPDR Fund (ETF)	752,330
42,000			Travelport Worldwide, Ltd.	686,280
4,300			Western Digital Corp.	396,761
3,700		*	Zebra Technologies Corp. - Class "A"	515,003
				9,612,353
			Materials-7.8%
9,100		*	Berry Global Group, Inc.	498,771
2,200			Eastman Chemical Co.	232,276
14,500		*	Ferro Corp.	336,690
9,200			FMC Corp.	704,444
7,000			Greif, Inc.	365,750
5,200			KMG Chemicals, Inc.	311,740
2,400			Praxair, Inc.	346,320
9,800			Sealed Air Corp.	419,342
29,200		*	Summit Materials, Inc. - Class "A"	884,176
11,300			Trinseo SA	836,765
21,500		*	Venator Materials, PLC	388,935
				5,325,209
			Real Estate-4.2%
9,400			Americold Realty Trust (REIT)	179,352
33,000			Brixmor Property Group, Inc. (REIT)	503,250
9,500			Douglas Emmett, Inc. (REIT)	349,220
4,000			Federal Realty Investment Trust (REIT)	464,440
15,300			GGP, Inc. (REIT)	313,038
24,700			RLJ Lodging Trust (REIT)	480,168
25,700			Tanger Factory Outlet Centers, Inc. (REIT)	565,400
				2,854,868
			Utilities-2.1%
14,500			NiSource, Inc.	346,695
8,800			Portland General Electric Co.	356,488
12,200			WEC Energy Group, Inc.	764,940
				1,468,123
Total Value of Common Stocks (cost $53,604,412)				66,257,271
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
$ 500	M		Federal Home Loan Bank, 1.68%, 4/19/2018 (cost $499,533)	499,610
Total Value of Investments (cost $54,103,945)			98.0%	66,756,881
Other Assets, Less Liabilities			2.0	1,344,723
Net Assets			100.0%	$ 68,101,604

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $54,179,515. Accumulated net unrealized appreciation on investments was $12,577,366, consisting of $14,873,271 gross unrealized appreciation and $2,295,905 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$66,257,271	$-	$-	$66,257,271
Short-Term U.S. Government
Agency Obligations	-	499,610	-	499,610
Total Investments in Securities*	$66,257,271	$499,610	$-	$66,756,881

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
March 31, 2018

Shares		Security		Value
		COMMON STOCKS-95.3%
		Apartments REITs-11.4%
1,112		Apartment Investment & Management Co. - Class "A"		$ 45,314
1,606		AvalonBay Communities, Inc.		264,123
809		Camden Property Trust		68,102
3,464		Equity Residential Properties		213,452
311		Essex Property Trust, Inc.		74,852
1,078		Mid-America Apartment Communities, Inc.		98,357
512		UDR, Inc.		18,237
				782,437
		Diversified REITs-3.3%
266		CoreCivic, Inc.		5,192
164		Digital Realty Trust, Inc.		17,282
1,816		Duke Realty Corp.		48,088
2,148		Forest City Realty Trust, Inc.		43,518
1,803		Vornado Realty Trust		121,342
				235,422
		Health Care REITs-13.1%
8,863		HCP, Inc.		205,888
110		Healthcare Realty Trust, Inc.		3,048
183		Healthcare Trust of America, Inc.		4,840
207		LTC Properties, Inc.		7,866
3,608		Omega Heathcare Investors, Inc.		97,560
1,141	*	Quality Care Properties, Inc.		22,170
7,912		Sabra Health Care REIT, Inc.		139,647
2,637		Senior Housing Properties Trust		41,295
2,833		Ventas, Inc.		140,319
4,301		Welltower, Inc.		234,103
				896,736
		Hotels REITs-3.9%
998		Hospitality Properties Trust		25,289
3,969		Host Hotels & Resorts, Inc.		73,982
1,033		LaSalle Hotel Properties		29,967
6,700		RLJ Lodging Trust		130,248
515		Sunstone Hotel Investors, Inc.		7,838
				267,324
		Infrastructure REITs-3.9%
136		CorEnergy Infrastructure Trust, Inc.		5,105

110		Crown Castle International Corp.		12,057
15,185		Uniti Group, Inc.		246,756
				263,918
		Manufactured Homes REITs-3.7%
2,025		Equity LifeStyle Properties, Inc.		177,734
801		Sun Communities, Inc.		73,187
				250,921
		Office Property REITs-7.9%
543		Alexandria Real Estate Equities, Inc.		67,815
1,952		Boston Properties, Inc.		240,525
293		Brandywine Realty Trust		4,653
953		City Office REIT, Inc.		11,017
1,070		Corporate Office Properties Trust		27,638
304		Douglas Emmett, Inc.		11,175
436		Empire State Realty Trust, Inc. - Class "A"		7,320
1,272	*	Equity Commonwealth		39,012
44		Franklin Street Properties Corp.		370
951		JBG SMITH Properties		32,058
640		Mack-Cali Realty Corp.		10,694
832		Paramount Group, Inc.		11,848
567		Piedmont Office Realty Trust, Inc. - Class "A"		9,974
353		SL Green Realty Corp.		34,181
1,716		Tier REIT, Inc.		31,712
				539,992
		Real Estate Services-1.4%
600		FNF Group, Inc.		24,012
2,019	*	Marcus & Millichap, Inc.		72,805
				96,817
		Regional Malls REITs-25.0%
9,461		CBL & Associates Properties, Inc.		39,452
18,721		GGP, Inc.		383,032
4,665		Macerich Co.		261,333
3,668		Pennsylvania REIT		35,396
3,803		Simon Property Group, Inc.		586,993
8,603		Tanger Factory Outlet Centers, Inc.		189,266
3,416		Taubman Centers, Inc.		194,405
3,449		Washington Prime Group, Inc.		23,005
				1,712,882
		Shopping Centers REITs-2.3%
103		Acadia Realty Trust		2,534
1,039		Brixmor Property Group, Inc.		15,845
308		Cedar Realty Trust, Inc.		1,214
4,035		DDR Corp.		29,577
202		Federal Realty Investment Trust		23,454
992		Kimco Realty Corp.		14,285
396		Kite Realty Group Trust		6,031
169		Ramco-Gershenson Properties Trust		2,089
315		Regency Centers Corp.		18,579
3,522		Retail Properties of America, Inc. - Class "A'		41,067

52		Weingarten Realty Investors		1,460
				156,135
		Single Tenant REITs-2.0%
4,971		Select Income REIT		96,835
734		Spirit Realty Capital, Inc.		5,696
1,393		STORE Capital Corp.		34,574
513		VEREIT, Inc.		3,570
				140,675
		Specialized REITs-.7%
2,500		OUTFRONT Media, Inc.		46,850
		Storage REITs-12.9%
5,747		CubeSmart		162,065
1,461		Extra Space Storage, Inc.		127,633
90		Iron Mountain, Inc.		2,957
1,988		Life Storage, Inc.		166,038
2,117		Public Storage		424,226
				882,919
		Student Housing REITs-.3%
552		American Campus Communities, Inc.		21,318
		Warehouse/Industrial REITs-3.5%
81		DCT Industrial Trust, Inc.		4,564
39		EastGroup Properties, Inc.		3,224
194		First Industrial Realty Trust, Inc.		5,671
7,600		Industrial Logistics Properties Trust		154,584
205		Liberty Property Trust		8,145
992		Prologis, Inc.		62,486
				238,674
Total Value of Common Stocks (cost $6,924,932)			95.3%	6,533,020
Other Assets, Less Liabilities			4.7	319,921
Net Assets			100.0%	$ 6,852,941

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At March 31, 2018, the cost of investments for federal income tax purposes was $7,030,242. Accumulated net unrealized depreciation on investments was $497,222, consisting of $228,944 gross unrealized appreciation and $726,166 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,533,020	$-	$-	$6,533,020

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2018

Shares		Security		Value
		COMMON STOCKS-98.0%
		Consumer Discretionary-13.4%
15,225		Home Depot, Inc.		$ 2,713,704
18,277		Las Vegas Sands Corp.		1,314,116
9,100		Lear Corp.		1,693,419
10,700		McDonald's Corp.		1,673,266
12,500		PVH Corp.		1,892,875
				9,287,380
		Consumer Staples-5.9%
9,472		Procter & Gamble Co.		750,940
30,500		Sysco Corp.		1,828,780
17,400		Wal-Mart Stores, Inc.		1,548,078
				4,127,798
		Energy-.9%
5,260		Chevron Corp.		599,851
		Financials-10.4%
29,200		Bank of New York Mellon Corp.		1,504,676
15,090		Discover Financial Services		1,085,424
16,200		JPMorgan Chase & Co.		1,781,514
22,100		SunTrust Banks, Inc.		1,503,684
25,900		U.S. Bancorp		1,307,950
				7,183,248
		Health Care-16.0%
26,700		Baxter International, Inc.		1,736,568
5,100	*	Biogen, Inc.		1,396,482
22,000	*	Centene Corp.		2,351,140
15,030	*	Express Scripts Holding Co.		1,038,272
14,433		Perrigo Co., PLC		1,202,846
14,000	*	Varian Medical Systems, Inc.		1,717,100
8,400	*	Waters Corp.		1,668,660
				11,111,068
		Industrials-11.9%
6,200		Boeing Co.		2,032,856
18,100		Eaton Corp., PLC		1,446,371
23,000		Emerson Electric Co.		1,570,900
6,500		Huntington Ingalls Industries, Inc.		1,675,440
9,100		Parker Hannifin Corp.		1,556,373
				8,281,940

		Information Technology-37.2%
17,800	*	Adobe Systems, Inc.		3,846,224
1,600	*	Alphabet, Inc. - Class "A"		1,659,424
9,200		Apple, Inc.		1,543,576
12,100	*	Arista Networks, Inc.		3,089,130
65,900	*	Cadence Design Systems, Inc.		2,423,143
11,800	*	F5 Networks, Inc.		1,706,398
14,000	*	Facebook, Inc.		2,237,060
7,700	*	FleetCor Technologies, Inc.		1,559,250
19,700		Microsoft Corp.		1,798,019
36,400		NetApp, Inc.		2,245,516
20,600	*	PayPal Holdings, Inc.		1,562,922
22,000	*	Take-Two Interactive Software, Inc.		2,151,160
				25,821,822
		Materials-2.3%
15,700		Celanese Corp. - Class "A"		1,573,297
Total Value of Common Stocks (cost $49,933,047)			98.0%	67,986,404
Other Assets, Less Liabilities			2.0	1,396,604
Net Assets			100.0%	$ 69,383,008

*	Non-income producing

At March 31, 2018, the cost of investments for federal income tax purposes was $49,933,047. Accumulated net unrealized appreciation on investments was $18,053,357, consisting of $18,555,923 gross unrealized appreciation and $502,566 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$67,986,404	$-	$-	$67,986,404

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2018

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-12.4%
97,000		*	Century Communities, Inc.	$ 2,905,150
20,000			Cheesecake Factory, Inc.	964,400
65,000			Dana Holding Corp.	1,674,400
88,000			DSW, Inc. - Class "A"	1,976,480
12,000		*	Genesco Inc.	487,200
54,000			Haverty Furniture Cos., Inc.	1,088,100
13,300		*	Helen of Troy, Ltd.	1,157,100
28,900			Meredith Corp.	1,554,820
59,500		*	Michaels Cos., Inc.	1,172,745
39,000		*	Motorcar Parts of America, Inc.	835,770
23,000			Oxford Industries, Inc.	1,714,880
33,500			Penske Automotive Group, Inc.	1,485,055
47,500			Ruth's Hospitality Group, Inc.	1,161,375
51,000		*	ServiceMaster Holdings, Inc.	2,593,350
52,500		*	Taylor Morrison Home Corp. - Class "A"	1,222,200
131,000		*	TRI Pointe Group, Inc.	2,152,330
25,000			Tupperware Brands Corp.	1,209,500
18,500		*	Visteon Corp.	2,039,440
74,500		*	William Lyon Homes - Class "A"	2,048,005
40,100			Wolverine World Wide, Inc.	1,158,890
				30,601,190
			Consumer Staples-4.0%
44,000			B&G Foods, Inc.	1,042,800
30,500			Energizer Holdings, Inc.	1,817,190
11,000			Lancaster Colony Corp.	1,354,540
40,000		*	Performance Food Group Co.	1,194,000
38,500			Pinnacle Foods, Inc.	2,082,850
36,565			Tootsie Roll Industries, Inc.	1,076,839
40,500		*	U.S. Foods Holding Corp.	1,327,185
				9,895,404
			Energy-5.2%
18,000			Andeavor Logistics, LP	1,810,080
65,000		*	Carrizo Oil & Gas, Inc.	1,040,000
51,000			Delek U.S. Holdings, Inc.	2,075,700
39,500		*	Dril-Quip, Inc.	1,769,600
20,000			Energy Select Sector SPDR Fund (ETF)	1,348,200
108,000		*	Jagged Peak Energy, Inc.	1,526,040

71,000		*	Liberty Oilfield Services, Inc. - Class "A"	1,199,190
58,000			PBF Energy, Inc. - Class "A"	1,966,200
				12,735,010
			Financials-23.9%
86,000		*	AllianceBernstein Holding, LP (MLP)	2,309,100
55,000			American Financial Group, Inc.	6,172,100
42,000			Aspen Insurance Holdings, Ltd.	1,883,700
47,000		*	Atlas Financial Holdings, Inc.	486,450
82,000			Berkshire Hills Bancorp, Inc.	3,111,900
111,000			Brown & Brown, Inc.	2,823,840
75,000		*	Capstar Financial Holdings, Inc.	1,412,250
59,000			Citizens Financial Group, Inc.	2,476,820
37,500		*	FCB Financial Holdings, Inc. - Class "A"	1,916,250
72,000			Financial Select Sector SPDR Fund (ETF)	1,985,040
52,000			Great Western Bancorp, Inc.	2,094,040
68,500		*	Green Bancorp, Inc.	1,524,125
46,000			Guaranty Bancorp	1,304,100
29,000			IBERIABANK Corp.	2,262,000
42,000			iShares U.S. Regional Banks ETF (ETF)	2,115,540
22,000			Kemper Corp.	1,254,000
75,500			OceanFirst Financial Corp.	2,019,625
120,000			Old National Bancorp of Indiana	2,028,000
30,000			Popular, Inc.	1,248,600
36,000			Prosperity Bancshares, Inc.	2,614,680
32,000			QCR Holdings, Inc.	1,435,200
45,000		*	Seacoast Banking Corp.	1,191,150
63,000			Simmons First National Corp. - Class "A"	1,792,350
31,000			SPDR S&P Regional Banking (ETF)	1,872,090
180,000			Sterling Bancorp	4,059,000
136,500			TCF Financial Corp.	3,113,565
117,000			Waddell & Reed Financial, Inc. - Class "A"	2,364,570
				58,870,085
			Health Care-6.1%
22,000		*	Cambrex Corp.	1,150,600
28,000		*	Centene Corp.	2,992,360
12,000		*	Charles River Laboratories International, Inc.	1,280,880
20,000			Hill-Rom Holdings, Inc.	1,740,000
13,000		*	ICON, PLC	1,535,820
28,500			PerkinElmer, Inc.	2,158,020
69,500			Phibro Animal Health Corp. - Class "A"	2,759,150
40,195		*	Varex Imaging Corp.	1,438,177
				15,055,007
			Industrials-15.9%
25,500			Apogee Enterprises, Inc.	1,105,425
39,100		*	Atkore International Group Co.	776,135
35,500			Comfort Systems USA, Inc.	1,464,375
25,000			ESCO Technologies, Inc.	1,463,750
71,500		*	Gardner Denver Holdings, Inc.	2,193,620
34,500			Industrial Select Sector SPDR Fund (ETF)	2,563,005

8,500			iShares U.S. Industrials (ETF)	1,232,755
29,000			ITT, Inc.	1,420,420
35,000			Korn/Ferry International	1,805,650
41,000			Masco Corp.	1,658,040
138,000		*	NCI Building Systems, Inc.	2,442,600
38,000			Orbital ATK, Inc.	5,039,180
16,000			Owens Corning	1,286,400
30,900			Park-Ohio Holdings Corp.	1,200,465
26,750		*	Patrick Industries, Inc.	1,654,488
22,000			Regal Beloit Corp.	1,613,700
48,000			Schneider National, Inc. - Class "B"	1,250,880
11,500			Snap-On, Inc.	1,696,710
60,500		*	SPX Corp.	1,965,040
22,000			Standex International Corp.	2,097,700
27,500			Timken Co.	1,254,000
69,000			Triton International, Ltd.	2,111,400
				39,295,738
			Information Technology-12.6%
62,000		*	ARRIS International, PLC	1,647,340
45,000		*	Autoweb, Inc.	134,100
42,500		*	Axcelis Technologies, Inc.	1,045,500
18,000			Belden, Inc.	1,240,920
65,500		*	CommScope Holding Co., Inc.	2,618,035
31,000		*	Diodes, Inc.	944,260
46,500		*	Microsemi Corp.	3,009,480
210,000		*	Mitel Networks Corp.	1,948,800
30,000			MKS Instruments, Inc.	3,469,500
40,000			NetApp, Inc.	2,467,600
58,500		*	Perficient, Inc.	1,340,820
17,100			Silicon Motion Technology Corp. (ADR)	822,852
10,000		*	Tech Data Corp.	851,300
150,000			Travelport Worldwide, Ltd.	2,451,000
100,000		*	TTM Technologies, Inc.	1,529,000
39,000		*	Web.com Group, Inc.	705,900
32,000			Western Digital Corp.	2,952,640
13,000		*	Zebra Technologies Corp. - Class "A"	1,809,470
				30,988,517
			Materials-9.9%
43,000			AptarGroup, Inc.	3,862,690
36,000		*	Berry Global Group, Inc.	1,973,160
108,500		*	Constellium NV - Class "A"	1,177,225
101,000		*	Ferro Corp.	2,345,220
27,500			Greif, Inc.	1,436,875
62,000			Louisiana-Pacific Corp.	1,783,740
89,000		*	PQ Group Holdings, Inc.	1,243,330
24,500			Sealed Air Corp.	1,048,355
18,000			Sensient Technologies Corp.	1,270,440
55,000			Trinseo SA	4,072,750
118,500		*	Venator Materials, PLC	2,143,665
31,000			WestRock Co.	1,989,270
				24,346,720
			Real Estate-5.4%
60,000			Americold Realty Trust (REIT)	1,144,800
120,000			Brixmor Property Group, Inc. (REIT)	1,830,000
63,500			Douglas Emmett, Inc. (REIT)	2,334,260
19,000			Federal Realty Investment Trust (REIT)	2,206,090
104,500			RLJ Lodging Trust (REIT)	2,031,480
76,000			Sunstone Hotel Investors, Inc. (REIT)	1,156,720
69,500			Tanger Factory Outlet Centers, Inc. (REIT)	1,529,000
52,000			Urstadt Biddle Properties, Inc. (REIT)	1,003,600
				13,235,950
			Telecommunication Services-.4%
43,000			iShares U.S. Telecommunications ETF (ETF)	1,161,860
			Utilities-3.2%
43,000			Black Hills Corp.	2,334,900
23,500			Pinnacle West Capital Corp.	1,875,300
43,500			Portland General Electric Co.	1,762,185
30,500			WEC Energy Group, Inc.	1,912,350
				7,884,735
Total Value of Common Stocks (cost $192,426,737)				244,070,216
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.8%
			Federal Home Loan Bank:
$ 1,000	M		1.56%, 4/12/2018	999,542
1,000	M		1.7%, 4/26/2018	998,900
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,998,160)				1,998,442
Total Value of Investments (cost $194,424,897)			99.8%	246,068,658
Other Assets, Less Liabilities			.2	436,548
Net Assets			100.0%	$ 246,505,206

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $194,595,108. Accumulated net unrealized
appreciation on investments was $51,473,550, consisting of
$61,897,806 gross unrealized appreciation and $10,424,256 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$244,070,216	$-	$-	$244,070,216
Short-Term U.S. Government
Agency Obligations	-	1,998,442	-	1,998,442
Total Investments in Securities*	$244,070,216	$1,998,442	$-	$246,068,658

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-56.8%
			Consumer Discretionary-6.3%
1,500			Aptiv, PLC		$ 127,455
2,800			Aramark Holdings Corp.		110,768
2,900			Big Lots, Inc.		126,237
3,200			BorgWarner, Inc.		160,736
5,550			CBS Corp. - Class "B"		285,214
4,800			DSW, Inc. - Class "A"		107,808
3,400			Ford Motor Co.		37,672
2,700			Home Depot, Inc.		481,248
3,800			L Brands, Inc.		145,198
850			Lear Corp.		158,177
2,950			Magna International, Inc.		166,232
600			Meredith Corp.		32,280
800		*	Michaels Cos., Inc.		15,768
1,600			Penske Automotive Group, Inc.		70,928
800			Ross Stores, Inc.		62,384
3,500			Tapestry, Inc.		184,135
3,000			Tupperware Brands Corp.		145,140
2,200			Walt Disney Co.		220,968
600			Whirlpool Corp.		91,866
1,850			Wyndham Worldwide Corp.		211,696
					2,941,910
			Consumer Staples-5.1%
7,050			Altria Group, Inc.		439,356
4,500			B&G Foods, Inc.		106,650
5,300			Coca-Cola Co.		230,179
6,100			Conagra Brands, Inc.		224,968
600			Dr. Pepper Snapple Group, Inc.		71,028
9,513			Koninklijke Ahold Delhaize NV (ADR)		225,648
2,300			PepsiCo, Inc.		251,045
4,600			Philip Morris International, Inc.		457,240
2,550			Procter & Gamble Co.		202,164
2,250			Wal-Mart Stores, Inc.		200,183
					2,408,461
			Energy-4.6%
2,400			Anadarko Petroleum Corp.		144,984
1,100			Chevron Corp.		125,444
3,800			ConocoPhillips		225,302
5,000			Devon Energy Corp.		158,950
2,950			ExxonMobil Corp.		220,099
3,300			Halliburton Co.		154,902
1,400			Hess Corp.		70,868

4,000			Marathon Oil Corp.		64,520
5,700			Marathon Petroleum Corp.		416,727
1,600			Occidental Petroleum Corp.		103,936
1,550			Phillips 66		148,676
1,200			Schlumberger, Ltd.		77,736
7,000			Suncor Energy, Inc.		241,780
					2,153,924
			Financials-9.6%
4,500			American Express Co.		419,760
2,500			American International Group, Inc.		136,050
2,300			Ameriprise Financial, Inc.		340,262
1,900			Chubb, Ltd.		259,863
7,700			Citizens Financial Group, Inc.		323,246
1,100			Comerica, Inc.		105,523
4,750			Discover Financial Services		341,667
2,000			Hamilton Lane, Inc. - Class "A"		74,460
2,600			IBERIABANK Corp.		202,800
6,400			JPMorgan Chase & Co.		703,808
4,000			MetLife, Inc.		183,560
1,700			Morgan Stanley		91,732
2,250			PNC Financial Services Group, Inc.		340,290
3,700			SPDR S&P Regional Banking (ETF)		223,443
7,100			Sterling Bancorp		160,105
5,300			U.S. Bancorp		267,650
6,400			Wells Fargo & Co.		335,424
					4,509,643
			Health Care-9.8%
6,250			Abbott Laboratories		374,500
4,900			AbbVie, Inc.		463,785
800			Aetna, Inc.		135,200
600			Allergan, PLC		100,974
2,517			Baxter International, Inc.		163,706
1,400		*	Centene Corp.		149,618
4,300			CVS Health Corp.		267,503
2,100			Gilead Sciences, Inc.		158,319
1,250			Hill-Rom Holdings, Inc.		108,750
4,050			Johnson & Johnson		519,007
3,700			Koninklijke Philips NV (ADR)		141,747
2,150			Medtronic, PLC		172,473
5,200			Merck & Co., Inc.		283,244
12,800			Pfizer, Inc.		454,272
4,400			Phibro Animal Health Corp. - Class "A"		174,680
840			Shire, PLC (ADR)		125,488
2,900			Thermo Fisher Scientific, Inc.		598,734
2,800			Zoetis, Inc.		233,828
					4,625,828
			Industrials-7.1%
1,850			3M Co.		406,112
2,200			Apogee Enterprises, Inc.		95,370
8,400		*	Gardner Denver Holdings, Inc.		257,712
3,100			Honeywell International, Inc.		447,981
2,100			Ingersoll-Rand, PLC		179,571
7,415			Johnson Controls International, PLC		261,305
450			Lockheed Martin Corp.		152,068
500			ManpowerGroup, Inc.		57,550
4,900			Masco Corp.		198,156
3,800		*	MasTec, Inc.		178,790
1,700			Owens Corning		136,680
6,300			Schneider National, Inc. - Class "B"		164,178
1,100			Snap-On, Inc.		162,294
850			Stanley Black & Decker, Inc.		130,220
9,000			Triton International, Ltd.		275,400
2,000			United Technologies Corp.		251,640
					3,355,027
			Information Technology-10.1%
4,600			Apple, Inc.		771,788
4,600			Applied Materials, Inc.		255,806
1,100			Broadcom, Ltd.		259,215
13,300			Cisco Systems, Inc.		570,437
1,460		*	Dell Technologies, Inc. - Class "V"		106,887
2,045			DXC Technology Co.		205,584
3,750		*	eBay, Inc.		150,900
1,000		*	FleetCor Technologies, Inc.		202,500
8,600			Intel Corp.		447,888
100			Lam Research Corp.		20,316
9,200			Microsoft Corp.		839,684
1,100		*	NXP Semiconductors NV		128,700
5,200			Oracle Corp.		237,900
5,700			QUALCOMM, Inc.		315,837
1,100			TE Connectivity, Ltd.		109,890
1,300			Western Digital Corp.		119,951
					4,743,283
			Materials-1.4%
4,200			International Paper Co.		224,406
850			Praxair, Inc.		122,655
2,000			RPM International, Inc.		95,340
2,600			Sealed Air Corp.		111,254
1,500			Trinseo SA		111,075
					664,730
			Real Estate-1.1%
10,700			Brixmor Property Group, Inc. (REIT)		163,175
3,700			GGP, Inc. (REIT)		75,702
6,900			Tanger Factory Outlet Centers, Inc. (REIT)		151,800
5,500			Urstadt Biddle Properties, Inc. (REIT)		106,150
					496,827
			Telecommunication Services-1.2%
7,450			AT&T, Inc.		265,592
6,300			Verizon Communications, Inc.		301,266
					566,858
			Utilities-.5%
700			Dominion Energy, Inc.		47,201
4,900			Exelon Corp.		191,149
					238,350
Total Value of Common Stocks (cost $21,438,196)					26,704,841
			CORPORATE BONDS-30.9%
			Aerospace/Defense-.6%
$ 300	M		Rockwell Collins, Inc., 3.2%, 3/15/2024		291,989
			Automotive-1.5%

200	M		Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)	199,432
400	M		Lear Corp., 5.25%, 1/15/2025		422,832
100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		97,968
					720,232
			Chemicals-.8%
100	M		Agrium, Inc., 3.375%, 3/15/2025		97,228
100	M		Dow Chemical Co., 3.5%, 10/1/2024		99,235
200	M		LYB International Finance Co. BV, 3.5%, 3/2/2027		192,304
					388,767
			Energy-4.7%
300	M		Andeavor Logistics, LP, 5.25%, 1/15/2025		305,370
200	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		198,411
300	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	315,084
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		101,803
200	M		Enterprise Products Operating, 7.55%, 4/15/2038		270,921
200	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		196,702
			Kinder Morgan, Inc.:
150	M		5.625%, 11/15/2023	(a)	160,676
250	M		4.3%, 3/1/2028		249,408
300	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		322,522
100	M		Valero Energy Corp., 9.375%, 3/15/2019		106,050
					2,226,947
			Financial Services-4.6%
100	M		American International Group, Inc., 3.75%, 7/10/2025		98,624
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		104,251
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		106,744
			Brookfield Finance, Inc.:
300	M		4%, 4/1/2024		302,599
200	M		4.25%, 6/2/2026		201,097
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021	(a)	103,745
100	M		3.3%, 10/15/2022	(a)	99,944
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		108,306
300	M		GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035		293,797
208	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026		220,037
100	M		Key Bank NA, 3.4%, 5/20/2026		96,811
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	105,688
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019		105,361
200	M		Travelers Cos., Inc., 4.05%, 3/7/2048		202,397
					2,149,401
			Financials-3.7%
200	M		Bank of America Corp., 4.1%, 7/24/2023		206,609
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020		103,341
100	M		Capital One Financial Corp., 3.75%, 4/24/2024		99,402
100	M		Citigroup, Inc., 4.5%, 1/14/2022		104,004
100	M		Deutsche Bank AG, 3.7%, 5/30/2024		96,660
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023		100,455
200	M		HSBC Holdings, PLC, 2.65%, 1/5/2022		194,561
			JPMorgan Chase & Co.:
100	M		4.5%, 1/24/2022		104,094
100	M		3.54%, 5/1/2028	+	97,847
			Morgan Stanley:
200	M		5.5%, 7/28/2021		213,774
100	M		4%, 7/23/2025		101,026

100	M		U.S. Bancorp, 3.6%, 9/11/2024		100,329
200	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	201,700
					1,723,802
			Food/Beverage/Tobacco-.5%
			Anheuser-Busch InBev Finance, Inc.:
100	M		3.65%, 2/1/2026		99,573
100	M		4.9%, 2/1/2046		108,269
					207,842
			Forest Products/Containers-.6%
200	M		Packaging Corp. of America, 3.4%, 12/15/2027		191,714
100	M		Rock-Tenn Co., 4.9%, 3/1/2022		105,328
					297,042
			Health Care-.9%
200	M		CVS Health Corp., 3.875%, 7/20/2025		198,576
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		104,331
100	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		101,793
					404,700
			Information Technology-1.7%
100	M		Apple, Inc., 2.5%, 2/9/2025		94,899
400	M		Corning, Inc., 7.25%, 8/15/2036		488,807
200	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	205,302
					789,008
			Manufacturing-.2%
100	M		Johnson Controls International, PLC, 5%, 3/30/2020		104,119
			Media-Broadcasting-.9%
			Comcast Corp.:
100	M		5.15%, 3/1/2020		104,080
300	M		4.25%, 1/15/2033		311,343
					415,423
			Media-Diversified-.2%
100	M		Time Warner, Inc., 3.6%, 7/15/2025		97,462
			Metals/Mining-.7%
235	M		Glencore Funding, LLC, 4.625%, 4/29/2024	(a)	241,063
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		102,938
					344,001
			Real Estate-4.2%
200	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		195,716
75	M		Digital Realty Trust, LP, 4.75%, 10/1/2025		78,420
100	M		ERP Operating, LP, 3.375%, 6/1/2025		98,829
200	M		Essex Portfolio, LP, 3.875%, 5/1/2024		201,474
100	M		HCP, Inc., 4.25%, 11/15/2023		102,492
300	M		STORE Capital Corp., 4.5%, 3/15/2028		298,576
200	M		Tanger Properties, LP, 3.125%, 9/1/2026		183,733
100	M		Ventas Realty, LP, 4.75%, 6/1/2021		104,121
200	M		Vornado Realty, LP, 3.5%, 1/15/2025		192,850
			Welltower, Inc.:
100	M		4%, 6/1/2025		100,074
400	M		4.25%, 4/1/2026		405,633
					1,961,918
			Retail-General Merchandise-1.0%
300	M		Amazon.com, Inc., 4.8%, 12/5/2034		333,289
100	M		Home Depot, Inc., 5.875%, 12/16/2036		128,746
					462,035
			Schools-.2%

100	M		Yale University, 2.086%, 4/15/2019		99,790
			Telecommunications-.4%
200	M		AT&T, Inc., 4.25%, 3/1/2027		202,541
			Transportation-1.9%
			Burlington Northern Santa Fe, LLC:
250	M		7%, 12/15/2025		307,805
100	M		5.15%, 9/1/2043		116,006
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	105,348
400	M		Southwest Airlines Co., 3%, 11/15/2026		376,976
					906,135
			Utilities-1.6%
100	M		Commonwealth Edison Co., 5.9%, 3/15/2036		123,297
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		102,916
100	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	100,146
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		102,583
100	M		Ohio Power Co., 5.375%, 10/1/2021		107,664
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		100,978
100	M		Sempra Energy, 9.8%, 2/15/2019		105,898
					743,482
Total Value of Corporate Bonds (cost $15,026,256)					14,536,636
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.6%
			Fannie Mae-5.0%
42	M		2.5%, 7/1/2031		40,782
250	M		3%, 5/1/2029 - 11/1/2030		250,726
892	M		3.5%, 11/1/2028 - 1/1/2048		899,354
886	M		4%, 7/1/2041 - 3/1/2047		912,366
147	M		4.5%, 8/1/2041 - 1/1/2047		155,059
77	M		5%, 3/1/2042		82,828
					2,341,115
			Freddie Mac-.6%
64	M		3.5%, 7/1/2044		64,633
71	M		4%, 7/1/2044 - 4/1/2045		73,696
126	M		4.5%, 12/1/2043		132,620
					270,949
Total Value of Residential Mortgage-Backed Securities (cost $2,677,808)					2,612,064
			EXCHANGE TRADED FUNDS-1.8%
9,995			iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $854,998)		855,972
			U.S. GOVERNMENT OBLIGATIONS-1.8%
$ 100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		103,000
			U.S. Treasury Notes:
550	M		1.375%, 4/30/2020		539,548
200	M		2.375%, 5/15/2027		194,074
Total Value of U.S. Government Obligations (cost $856,647)					836,622
			TAXABLE MUNICIPAL BONDS-1.1%
125	M		Met. St. Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047		144,735
300	M		New Jersey State Tpk. Auth., 4%, 1/1/2043		309,777
75	M		Tomball, TX ISD GO, 5%, 2/15/2041		87,656
Total Value of Taxable Municipal Bonds (cost $552,905)					542,168
			PASS-THROUGH CERTIFICATES-. 2%
			Transportation
100	M		American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $100,818)		97,223
Total Value of Investments (cost $41,507,628)			98.2%		46,185,526
Other Assets, Less Liabilities			1.8		856,627
Net Assets			100.0%		$ 47,042,153

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2018, the Fund held eleven 144A securities with an aggregate value of $1,838,128 representing 3.9% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	GO	General Obligation
	ISD	Independent School District
	REIT	Real Estate Investment Trust
	PTT	Pass-Through Trust

At March 31, 2018, the cost of investments for federal income tax purposes was $41,510,118. Accumulated net unrealized appreciation on investments was $4,675,408, consisting of $6,247,316 gross unrealized appreciation and $1,571,908 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,704,841	$-	$-	$26,704,841
Corporate Bonds	-	14,536,636	-	14,536,636
Residential
Mortgage-Backed Securities	-	2,612,064	-	2,612,064
Exchange Traded Funds	855,972	-	-	855,972
U.S. Government Obligations	-	836,622	-	836,622
Taxable Municipal Bonds	-	542,168	-	542,168
Pass-Through Certificates	-	97,223	-	97,223
Total Investments in Securities*	$27,560,813	$18,624,713	$-	$46,185,526

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust's Board of Trustees (the "Board"). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2018, the Investment Grade Fund held one security that was fair valued at a value of $300,000 representing .5% of the Fund's net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2018, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended March 31, 2018 was related to the use of written and purchased options and interest rate futures contracts, as described further below.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At March 31, 2018, the Covered Call Strategy Fund had investments in options contracts, which are listed in its Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's, or a Fund's subadviser's, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At March 31, 2018, the Balanced Income Fund and Limited Duration Fund had investments in interest rate futures contracts, which are listed in its Portfolios of Investments.

Name Change - Effective January 31, 2018, the First Investors Limited Duration High Quality Bond Fund changed its name to First Investors Limited Duration Bond Fund. The purpose of the name change is to reflect some changes to the Fund's investment strategies.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By: /s/ E. Blake Moore Jr.

E. Blake Moore Jr.

President and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By: /s/ E. Blake Moore Jr.

E. Blake Moore Jr.

President and Principal Executive Officer

By: /s/ Joseph I. Benedek

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 25, 2018